UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

2011 Semiannual Report

TIAA Separate Account VA-1

June 30, 2011

Financial statements (unaudited)

Stock Index Account

TIAA CREF

Financial Services

Sign up today at www.tiaa-cref.org/eDelivery

UNDERSTANDING THIS REPORT

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2011. The semiannual report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2011.
•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

CONTENTS

Information for contractowners	1	Statement of changes in net assets	11

Important information about expenses	2	Financial highlights	12

About the account’s benchmark	3	Notes to financial statements	13

Account performance		Management committee renewal of the investment management agreement	18
Stock Index Account	4	How to reach us Inside back cover

Summary portfolio of investments	6

Financial statements
Statement of assets and liabilities	9
Statement of operations	10

INFORMATION FOR CONTRACTOWNERS

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. (Form N-CSR filings are available as of December 31 or June 30; Form N-Q filings are available as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ■  2011 Semiannual Report        1

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contractowner, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on purchases. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The expense example that appears in the table on the next page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. The example is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual expenses

The first line in the table on page 3 uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table on page 3 shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2         2011 Semiannual Report   ■  TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended June 30, 2011

Stock Index Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,060.09	$3.83

5% annual hypothetical return	1,000.00	1,021.08	3.76

*	The amounts in the “Expenses paid during period” column are based on the account’s own expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.75% . The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without any such waiver, the account’s total annual expense ratio would have been 0.90% . Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50% .

ABOUT THE ACCOUNT’S BENCHMARK

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. You cannot invest directly in this index. The index’s return does not include a deduction for fees or expenses.

TIAA Separate Account VA-1   ■   2011 Semiannual Report        3

STOCK INDEX ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Stock Index Account returned 6.01% for the period, compared with the 6.35% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2011, the account returned 31.42%, versus 32.37% for the index.

For the six-month period, the account’s return trailed that of its benchmark, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk pro-file similar to that of its benchmark.

U.S. stocks gain despite headwinds

U.S. stocks, as measured by the Russell 3000, finished the first half of 2011 with a substantial gain, despite growing concerns in the second quarter about the sustainability of the U.S. economic recovery. In the first quarter, the broad market climbed 6.38%, when rising corporate profits and strong growth overseas continued to propel the rally that had begun in September 2010. But U.S. stocks were flat in the second quarter, as global economic growth appeared to be slowing.

During the six months, mid-cap issues led the market with an 8.08% gain, outperforming large caps and small caps, which rose 6.37% and 6.21%, respectively. Growth stocks within the

Russell 3000 outperformed value issues, 6.98% to 5.74%. (Returns by investment-style and market capitalization are based on the Russell indexes.)

Health care and energy drive the index

Eight of the benchmark’s nine industry sectors advanced during the period and two scored double-digit gains. Results were largely driven by solid contributions from the health care and energy sectors, which rose 13.9% and 10.9%, respectively. Together, these two sectors made up nearly one-fourth of the total market capitalization of the index on June 30, 2011. An 8.1% return from the sizable consumer discretionary sector also pushed the benchmark higher.

Overall returns were hampered, however, by disappointing results from the benchmark’s two largest sectors: financial services lost 0.8%, while technology gained just 1.8%.

Three leading stocks shine

Three of the five largest stocks in the Russell 3000 Index achieved double-digit gains for the period. Technology bellwether IBM climbed 17.9% . Energy giants Chevron and Exxon Mobil rose 14.4% and 12.5%, respectively. General Electric (up 4.7%) and Apple (up 4.1%) posted returns that lagged the overall market.

4         2011 Semiannual Report   ■  TIAA Separate Account VA-1

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Account	11/1/1994	6.01%	31.42%	2.74%	2.87%

Russell 3000 Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without any such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	64.8

$4 billion–$15 billion	20.5

Under $4 billion	14.7

Total	100.0

TIAA Separate Account VA-1   ■   2011 Semiannual Report        5

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX ACCOUNT  ■  JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
189,053	*	Ford Motor Co	$2,607	0.3%
		Other	5,842	0.8

			8,449	1.1

BANKS
248,818		Wells Fargo & Co	6,982	0.9
		Other	16,536	2.2

			23,518	3.1

CAPITAL GOODS
35,906		3M Co	3,406	0.4
37,725		Boeing Co	2,789	0.4
32,573		Caterpillar, Inc	3,468	0.5
535,872		General Electric Co	10,107	1.3
46,244		United Technologies Corp	4,093	0.5
		Other	42,709	5.6

			66,572	8.7

COMMERCIAL & PROFESSIONAL SERVICES			7,720	1.0

CONSUMER DURABLES & APPAREL			10,516	1.4

CONSUMER SERVICES
52,428		McDonald’s Corp	4,421	0.6
		Other	12,579	1.6

			17,000	2.2

DIVERSIFIED FINANCIALS
53,089		American Express Co	2,745	0.4
516,380		Bank of America Corp	5,660	0.7
146,838		Citigroup, Inc	6,114	0.8
26,301		Goldman Sachs Group, Inc	3,500	0.4
77,000		iShares Russell 3000 Index Fund	6,105	0.8
200,789		JPMorgan Chase & Co	8,220	1.1
		Other	19,954	2.6

			52,298	6.8

ENERGY
101,574		Chevron Corp	10,446	1.4
71,428		ConocoPhillips	5,371	0.7
252,225		Exxon Mobil Corp	20,526	2.7
41,076		Occidental Petroleum Corp	4,274	0.5
68,566		Schlumberger Ltd	5,924	0.8
		Other	41,463	5.4

			88,004	11.5

FOOD & STAPLES RETAILING
89,667		Wal-Mart Stores, Inc	4,765	0.6
		Other	9,772	1.3

			14,537	1.9

6	2011 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX ACCOUNT  ■  JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
105,788		Altria Group, Inc	$2,794	0.4%
99,831		Coca-Cola Co	6,718	0.9
81,903		Kraft Foods, Inc (Class A)	2,885	0.4
79,871		PepsiCo, Inc	5,625	0.7
89,859		Philip Morris International, Inc	6,000	0.8
		Other	14,195	1.8

			38,217	5.0

HEALTH CARE EQUIPMENT & SERVICES
54,740		UnitedHealth Group, Inc	2,823	0.4
		Other	31,787	4.1

			34,610	4.5

HOUSEHOLD & PERSONAL PRODUCTS
141,053		Procter & Gamble Co	8,967	1.2
		Other	6,406	0.8

			15,373	2.0

INSURANCE
88,439	*	Berkshire Hathaway, Inc (Class B)	6,844	0.9
		Other	21,251	2.8

			28,095	3.7

MATERIALS			33,806	4.4

MEDIA
139,365		Comcast Corp (Class A)	3,532	0.5
95,516		Walt Disney Co	3,729	0.5
		Other	17,478	2.2

			24,739	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
78,534		Abbott Laboratories	4,132	0.5
46,977	*	Amgen, Inc	2,741	0.4
138,511		Johnson & Johnson	9,214	1.2
155,953		Merck & Co, Inc	5,504	0.7
400,922		Pfizer, Inc	8,259	1.1
		Other	24,163	3.1

			54,013	7.0

REAL ESTATE			22,920	3.0

RETAILING
18,365	*	Amazon.com, Inc	3,756	0.5
80,744		Home Depot, Inc	2,925	0.4
		Other	21,312	2.8

			27,993	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
267,888		Intel Corp	5,936	0.8
		Other	14,980	1.9

			20,916	2.7

See notes to financial statements	TIAA Separate Account VA-1 ■ 2011 Semiannual Report	7

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX ACCOUNT  ■  JUNE 30, 2011

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
12,501	*	Google, Inc (Class A)		$6,330	0.8%
61,201		International Business Machines Corp		10,499	1.4
374,963		Microsoft Corp		9,749	1.3
194,086		Oracle Corp		6,387	0.8
		Other		33,221	4.3

				66,186	8.6

TECHNOLOGY HARDWARE & EQUIPMENT
46,630	*	Apple, Inc		15,652	2.0
277,919		Cisco Systems, Inc		4,338	0.6
103,963	*	EMC Corp		2,864	0.4
109,343		Hewlett-Packard Co		3,980	0.5
83,842		Qualcomm, Inc		4,761	0.6
		Other		16,328	2.1

				47,923	6.2

TELECOMMUNICATION SERVICES
299,242		AT&T, Inc		9,399	1.2
142,954		Verizon Communications, Inc		5,322	0.7
		Other		6,531	0.9

				21,252	2.8

TRANSPORTATION
36,458		United Parcel Service, Inc (Class B)		2,659	0.4
		Other		12,489	1.6

				15,148	2.0

UTILITIES				26,241	3.4

TOTAL COMMON STOCKS			(Cost $546,056)	766,046	99.9

TOTAL PORTFOLIO			(Cost $546,056)	766,046	99.9
OTHER ASSETS & LIABILITIES				1,123	0.1

		NET ASSETS		$767,169	100.0%

*	Non-income producing.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

8	2011 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  JUNE 30, 2011

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*	$766,046
Cash	931
Receivable from securities transactions	8
Dividends receivable	1,017
Other	31
Total assets	768,033

LIABILITIES
Due to affiliates	733
Payable for securities transactions	86
Other	45
Total liabilities	864

NET ASSETS
Accumulation Fund	$767,169

Accumulation units outstanding	8,183

Accumulation unit value	$93.75

* Portfolio investments, cost	$546,056

See notes to financial statements	TIAA Separate Account VA-1 ■ 2011 Semiannual Report	9

STATEMENT OF OPERATIONS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD ENDED JUNE 30, 2011

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$6,926
Total income	6,926

EXPENSES
Administrative	765
Investment Advisory	1,148
Mortality and expense risk charges	1,531
Total expenses	3,444
Less: Expense waiver by investment advisor	(574)
Net expenses	2,870

Net investment income (loss)	4,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	10,681
Futures transactions	28
Net realized gain (loss) on total investments	10,709
Change in unrealized appreciation (depreciation):
Portfolio investments	29,878
Net change in unrealized appreciation (depreciation) on total investments	29,878
Net realized and unrealized gain (loss) on total investments	40,587
Net increase (decrease) in net assets resulting from operations	$44,643

* Net of foreign withholding taxes of:	$(3)

10	2011 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
(amounts in thousands)	June 30, 2011	December 31, 2010
	(unaudited)

OPERATIONS
Net investment income (loss)	$4,056	$8,252
Net realized gain (loss) on total investments	10,709	12,679
Net change in unrealized appreciation (depreciation) on total investments	29,878	83,372
Net increase (decrease) resulting from operations	44,643	104,303

FROM CONTRACTOWNER TRANSACTIONS
Premiums	17,753	27,248
Withdrawals and death benefits	(40,516)	(65,821)
Net increase (decrease) resulting from contractowner transactions	(22,763)	(38,573)

Net increase (decrease) in net assets	21,880	65,730

NET ASSETS
Beginning of period	745,289	679,559
End of period	$767,169	$745,289

ACCUMULATION UNITS
Units purchased	192	344
Units sold	(436)	(838)

OUTSTANDING
Beginning of period	8,427	8,921
End of period	8,183	8,427

See notes to financial statements	TIAA Separate Account VA-1 ■ 2011 Semiannual Report	11

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Account
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR
Investment income (a)	$0.831		$1.542	$1.413	$1.758	$1.750	$1.568
Expenses (a)	0.345		0.591	0.452	0.484	0.575	0.584
Net investment income (a)	0.486		0.951	0.961	1.274	1.175	0.984
Net realized and unrealized gain (loss) on total investments	4.828		11.319	15.456	(37.166)	2.979	10.909
Net change in accumulation unit value	5.314		12.270	16.417	(35.892)	4.154	11.893

Accumulation Unit Value:
Beginning of period	88.441		76.171	59.754	95.646	91.492	79.599
End of period	$93.755		$88.441	$76.171	$59.754	$95.646	$91.492

TOTAL RETURN*	6.01%	(b)	16.11%	27.48%	(37.53)%	4.54%	14.94%

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets before expense waiver	0.90%	(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets after expense waiver	0.75%	(c)	0.75%	0.71%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.06%	(c)	1.21%	1.50%	1.58%	1.19%	1.13%

SUPPLEMENTAL DATA
Portfolio turnover rate	4%	(b)	10%	6%	7%	6%	7%
Accumulation units outstanding at the end period†	8,183		8,427	8,921	9,488	10,345	10,882
Net assets at the end of period†	$767,169		$745,289	$679,559	$566,938	$989,292	$996,044

(a)	Based upon average accumulation units outstanding.

*	Based on per accumulation data.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

†	Thousands.

12	2011 Semiannual Report ■ TIAA Separate Account VA-1	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2005-2010) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management Committee compensation: The Management Committee (“Committee”), all of whom are independent, receive certain remuneration for

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

14	2011 Semiannual Report ■ TIAA Separate Account VA-1

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2011, there were no significant transfers between levels by the Account.

As of June 30, 2011, 100% of the value of investments in the Account were valued based on Level 1 inputs.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/ index, while selling futures contracts tends to decrease exposure to the underlying

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statement of Operations. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended June 30, 2011, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2011, the Account did not hold any futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly-owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

16	2011 Semiannual Report ■ TIAA Separate Account VA-1

concluded

Note 5—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At June 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $ 219,990,000, consisting of gross unrealized appreciation of $299,246,000 and gross unrealized depreciation of $(79,256,000).

Purchases and sales of portfolio securities, excluding short-term instruments, for the period ended June 30, 2011 were $27,759,000 and $46,307,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1 billion. For the period ended June 30, 2011, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	17

MANAGEMENT COMMITTEE RENEWAL OF THE

INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Management Committee (the “Committee”) of the TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Committee held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement using its previously established process. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Members to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Members in connection with the proposed contract renewal, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Committee meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Members, legal counsel to the Members and legal counsel to management and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Members by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Committee, Lipper produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to its management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds

18	2011 Semiannual Report ■ TIAA Separate Account VA-1

that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against the Separate Account’s benchmark index. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Committee noted that the data on similar funds that underlie variable products was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Members’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Committee meeting held on March 31, 2011, legal counsel for the Members requested on behalf of the Committee, and TAI provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including a performance rating provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of the fee waiver arrangements that were proposed and were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	19

MANAGEMENT COMMITTEE RENEWAL OF THE

INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Members); and (9) a proposed narrative explanation of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement, the Committee, with assistance from its Operations Committee, reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grow; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee and to its Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors and, thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 31, 2011, the Committee voted unanimously to renew the Agreement. Set forth below are the general factors the Committee considered for the Separate Account, followed by an outline of the specific factors the Committee considered.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA-CREF Life Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending

20	2011 Semiannual Report ■ TIAA Separate Account VA-1

continued

investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In the course of its review of the quality of TAI’s services, the Committee examined the investment performance of the Separate Account and concluded that it was within an acceptable range when compared with the Account’s benchmark and/or its peer group/universe of mutual funds that underlie variable products, and considering that the Separate Account also bears mortality and expense risk charges in connection with providing annuity features.

In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Committee considered the investment performance of the Separate Account over one-, two-, three-, four-, five- and ten-year periods. The Committee considered the Separate Account’s performance as compared to its peer group, peer universe and benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees or expenses as compared to its benchmark index. In this regard, the Committee considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of the Separate Account. Despite these circumstances, the performance of the Separate Account generally compared favorably to its benchmark (before expenses incurred to operate the Separate Account). Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range. (For additional details regarding the Separate Account’s performance, see the synopsis below.)

COST AND PROFITABILITY

The Committee considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Separate Account. The Committee considered TAI’s profit calculations with respect to its services to the Separate

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	21

MANAGEMENT COMMITTEE RENEWAL OF THE

INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

Account both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Committee acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI had incurred slight losses under the Agreement in 2010, but that it appeared that the lifting of a portion of TAI’s advisory fee waiver in 2009 had come close to putting TAI at break even in the services it provided to the Separate Account.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Committee considered information regarding fees paid to other advisers for managing funds with a similar investment strategy that underlie variable products, as analyzed by Lipper. The Committee determined that the management fee rates charged to the Separate Account under the Agreement typically were higher than the management fee rates charged by many or most mutual funds that underlie variable products with similar investment strategies. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such mutual funds are set and potentially material differences between the Separate Account and these other comparable mutual funds. Additionally, the Committee considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data was derived. Based on all factors considered, the Committee concluded that the fee rate under the Agreement was within an acceptable range in relation to those charged by appropriate groups of mutual funds that underlie variable products.

ECONOMIES OF SCALE

The Committee considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. In this connection, the Committee considered that TAI had incurred slight losses with respect to its services provided to the Separate Account in 2010. The Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed at lower fee rates) would have a material effect on the overall fee rate. However, since the Separate Account is no longer being actively sold, TAI has little expectation that the Separate Account’s assets would grow, creating economies of scale that could be passed on to contractholders through breakpoints. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule

22	2011 Semiannual Report ■ TIAA Separate Account VA-1

continued

was within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Committee also considered TAI’s representation that, while management fee rates charged to the Separate Account may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs, and the Separate Account may benefit from economies of scale to the extent that the Account is managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds and CREF Accounts. Additionally, TAI and the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

CERTAIN SPECIFIC FACTORS CONSIDERED BY THE COMMITTEE

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Separate Account during 2010 under the Agreement.

TIAA Separate Account VA-1 ■ 2011 Semiannual Report	23

MANAGEMENT COMMITTEE RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

•

The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets. The Separate Account’s effective management fee for 2010, after waiver, was 0.15% of average daily net assets.

•

The Separate Account’s management fees were in the 3rd quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”). The Separate Account’s annual total expenses were in the 5th quintile of its Expense Group and in the 4th quintile of its Expense Universe, primarily because the Separate Account pays a mortality and expense risk charge in connection with its annuity features.

•

For the one-, three- and five-year periods, the Separate Account was in the 3rd quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) and in the 4th quintile of its Performance Universe for the two-, four- and ten-year periods.

•

For the one-, three- and five-year periods, the Separate Account’s relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was +3, +11 and +9 basis points, respectively.

•	The Separate Account received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

24	2011 Semiannual Report ■ TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

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TELEPHONE COUNSELING CENTER

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PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

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INSURANCE PLANNING CENTER

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800 223-1200

To apply for a new policy or contract

877 825-0411

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FOR THE HEARING- OR

SPEECH-IMPAIRED

800 842-2755

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TIAA-CREF BROKERAGE SERVICES

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TIAA-CREF TRUST COMPANY, FSB

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888 842-9001

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ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),

730 Third Avenue, New York, NY 10017-3206

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C187	A10938 (8/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2011

			VALUE
SHARES		COMPANY	(000)

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.1%
3,374	*	American Axle & Manufacturing Holdings, Inc	$38
1,306	*	Amerigon, Inc (Class A)	23
4,380		Autoliv, Inc	344
5,531	*	BorgWarner, Inc	447
2,813		Cooper Tire & Rubber Co	56
7,610	*	Dana Holding Corp	139
612	*	Dorman Products, Inc	24
1,013		Drew Industries, Inc	25
3,666	*	Exide Technologies	28
996	*	Federal Mogul Corp (Class A)	23
189,053	*	Ford Motor Co	2,607
735	*	Fuel Systems Solutions, Inc	18
38,395	*	General Motors Co	1,166
7,377		Gentex Corp	223
12,196	*	Goodyear Tire & Rubber Co	204
11,945		Harley-Davidson, Inc	489
34,273		Johnson Controls, Inc	1,428
5,308		Lear Corp (New)	284
2,342	*	Modine Manufacturing Co	36
598	*	Motorcar Parts of America, Inc	9
1,983		Spartan Motors, Inc	11
1,021		Standard Motor Products, Inc	16
1,336	*	Stoneridge, Inc	20
1,205		Superior Industries International, Inc	27
3,166	*	Tenneco, Inc	139
2,598	*	Tesla Motors, Inc	76
1,719		Thor Industries, Inc	50
312	*	Tower International, Inc	5
5,142	*	TRW Automotive Holdings Corp	304
2,580	*	Visteon Corp	176
1,507	*	Winnebago Industries, Inc	14

		TOTAL AUTOMOBILES & COMPONENTS	8,449

BANKS - 3.1%
810		1st Source Corp	17
1,172	*	1st United Bancorp, Inc	7
1,011		Abington Bancorp, Inc	11
243		Alliance Financial Corp	7
1,244	*	Ameris Bancorp	11
387		Ames National Corp	7
559		Arrow Financial Corp	14
8,748		Associated Banc-Corp	122
4,208		Astoria Financial Corp	54
520		Bancfirst Corp	20
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	26
182		Bancorp Rhode Island, Inc	8
4,426		Bancorpsouth, Inc	55
2,688		Bank Mutual Corp	10
2,544		Bank of Hawaii Corp	118
291		Bank of Kentucky Financial Corp	7
288		Bank of Marin Bancorp	10
638		Bank of the Ozarks, Inc	33
1,044		BankFinancial Corp	9
824		Banner Corp	14
35,669		BB&T Corp	957
1,950	*	Beneficial Mutual Bancorp, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

853		Berkshire Hills Bancorp, Inc	$19
384	*	BofI Holding, Inc	6
1,341		BOK Financial Corp	73
3,543		Boston Private Financial Holdings, Inc	23
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	5
3,126		Brookline Bancorp, Inc	29
397		Bryn Mawr Bank Corp	8
460		Camden National Corp	15
582	*	Cape Bancorp, Inc	6
831		Capital City Bank Group, Inc	9
17,063		CapitalSource, Inc	110
8,470		Capitol Federal Financial	100
1,503		Cardinal Financial Corp	16
3,968		Cathay General Bancorp	65
645	*	Center Bancorp, Inc	7
1,895	*	Center Financial	12
1,148		Centerstate Banks of Florida, Inc	8
764	*	Central Pacific Financial Corp	11
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	30
10,154	*	CIT Group, Inc	449
533		Citizens & Northern Corp	8
923		City Holding Co	31
2,532		City National Corp	137
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	7
1,740		CoBiz, Inc	11
2,091		Columbia Banking System, Inc	36
9,328		Comerica, Inc	323
4,155		Commerce Bancshares, Inc	179
1,740		Community Bank System, Inc	43
1,003		Community Trust Bancorp, Inc	28
2,741		Cullen/Frost Bankers, Inc	156
4,428		CVB Financial Corp	41
1,102	m	Danvers Bancorp, Inc	24
1,609		Dime Community Bancshares	23
860	*	Eagle Bancorp, Inc	11
7,706		East West Bancorp, Inc	156
406	*	Encore Bancshares, Inc	5
301		Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	11
559		ESB Financial Corp	7
1,035		ESSA Bancorp, Inc	13
399		Federal Agricultural Mortgage Corp (Class C)	9
46,393		Fifth Third Bancorp	592
664		Financial Institutions, Inc	11
720		First Bancorp (NC)	7
498		First Bancorp, Inc	7
3,831		First Busey Corp	20
285		First Citizens Bancshares, Inc (Class A)	53
4,700		First Commonwealth Financial Corp	27
680		First Community Bancshares, Inc	10
510	*	First Defiance Financial Corp	7
3,063		First Financial Bancorp	51
1,650		First Financial Bankshares, Inc	57
590		First Financial Corp	19
889		First Financial Holdings, Inc	8
13,105		First Horizon National Corp	125
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	11
3,929		First Midwest Bancorp, Inc	48
16,398		First Niagara Financial Group, Inc	216
288		First of Long Island Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

412		First Pactrust Bancorp, Inc	$6
3,719	*	First Republic Bank	120
5,568		FirstMerit Corp	92
9,933	*	Flagstar Bancorp, Inc	12
1,645		Flushing Financial Corp	21
6,390		FNB Corp	66
752		Fox Chase Bancorp, Inc	10
689	*	Franklin Financial Corp	8
10,086		Fulton Financial Corp	108
602		German American Bancorp, Inc	10
3,468		Glacier Bancorp, Inc	47
500		Great Southern Bancorp, Inc	10
3,706		Hancock Holding Co	115
7,451	*	Hanmi Financial Corp	8
928		Heartland Financial USA, Inc	14
1,007	*	Heritage Commerce Corp	5
534		Heritage Financial Corp	7
1,128		Home Bancshares, Inc	27
821		Home Federal Bancorp, Inc	9
24,956		Hudson City Bancorp, Inc	204
686		Hudson Valley Holding Corp	13
43,722		Huntington Bancshares, Inc	287
1,370		IBERIABANK Corp	79
1,031		Independent Bank Corp	27
3,295		International Bancshares Corp	55
2,538	*	Investors Bancorp, Inc	36
1,441		Kearny Financial Corp	13
48,073		Keycorp	400
1,076		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	16
4,523		M&T Bank Corp	398
731		MainSource Financial Group, Inc	6
27,834		Marshall & Ilsley Corp	222
2,798		MB Financial, Inc	54
273		Merchants Bancshares, Inc	7
249	*	Meridian Interstate Bancorp, Inc	3
9,426	*	MGIC Investment Corp	56
265		Midsouth Bancorp, Inc	4
2,026	*	Nara Bancorp, Inc	17
357		National Bankshares, Inc	9
6,208		National Penn Bancshares, Inc	49
1,807		NBT Bancorp, Inc	40
22,289		New York Community Bancorp, Inc	334
1,192		Northfield Bancorp, Inc	17
5,862		Northwest Bancshares, Inc	74
741		OceanFirst Financial Corp	10
3,925	*	Ocwen Financial Corp	50
3,801		Old National Bancorp	41
700	*	OmniAmerican Bancorp, Inc	11
2,272		Oriental Financial Group, Inc	29
2,816		Oritani Financial Corp	36
345		Orrstown Financial Services, Inc	9
220	*	Pacific Capital Bancorp	7
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	31
688		Park National Corp	45
1,481	*	Park Sterling Bank	7
221		Penns Woods Bancorp, Inc	8
720	*	Pennsylvania Commerce Bancorp, Inc	8
595		Peoples Bancorp, Inc	7
18,070		People’s United Financial, Inc	243
1,766	*	Pinnacle Financial Partners, Inc	28
7,590	*	PMI Group, Inc	8
26,592		PNC Financial Services Group, Inc	1,585

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

52,615	*	Popular, Inc	$145
3,026		PrivateBancorp, Inc	42
2,398		Prosperity Bancshares, Inc	105
3,163		Provident Financial Services, Inc	45
2,753		Provident New York Bancorp	23
5,521		Radian Group, Inc	23
66,625		Regions Financial Corp	413
1,026		Renasant Corp	15
612		Republic Bancorp, Inc (Class A)	12
1,513		Rockville Financial, Inc	15
629		Roma Financial Corp	7
1,211		S&T Bancorp, Inc	23
615		S.Y. Bancorp, Inc	14
1,250		Sandy Spring Bancorp, Inc	23
605		SCBT Financial Corp	17
3,679	*	Seacoast Banking Corp of Florida	6
370		Sierra Bancorp	4
2,123	*	Signature Bank	121
905		Simmons First National Corp (Class A)	23
874		Southside Bancshares, Inc	17
740	*	Southwest Bancorp, Inc	7
856		State Bancorp, Inc	11
1,614	*	State Bank & Trust Co	26
1,347		StellarOne Corp	16
1,199		Sterling Bancorp	11
5,119		Sterling Bancshares, Inc	42
1,362	*	Sterling Financial Corp	22
513		Suffolk Bancorp	7
1,927	*	Sun Bancorp, Inc	7
25,848		SunTrust Banks, Inc	667
6,579		Susquehanna Bancshares, Inc	53
2,402	*	SVB Financial Group	143
41,390		Synovus Financial Corp	86
520	*	Taylor Capital Group, Inc	4
8,057		TCF Financial Corp	111
700		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	49
4,208		TFS Financial Corp	41
1,165	*	The Bancorp, Inc	12
429		Tompkins Trustco, Inc	17
528		Tower Bancorp, Inc	15
1,219		TowneBank	16
726		Trico Bancshares	11
5,202		Trustco Bank Corp NY	25
3,370		Trustmark Corp	79
1,859		UMB Financial Corp	78
5,809		Umpqua Holdings Corp	67
814		Union Bankshares Corp	10
2,414		United Bankshares, Inc	59
983	*	United Community Banks, Inc	10
1,056		United Financial Bancorp, Inc	16
792		Univest Corp of Pennsylvania	12
97,343		US Bancorp	2,483
9,067		Valley National Bancorp	123
1,734		ViewPoint Financial Group	24
1,010	*	Virginia Commerce Bancorp	6
568	*	Walker & Dunlop, Inc	8
835		Washington Banking Co	11
5,275		Washington Federal, Inc	87
881		Washington Trust Bancorp, Inc	20
3,466		Webster Financial Corp	73
248,818		Wells Fargo & Co	6,982
1,213		WesBanco, Inc	24
997		West Bancorporation, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

992	*	West Coast Bancorp	$17
1,616		Westamerica Bancorporation	80
3,132	*	Western Alliance Bancorp	22
1,313		Westfield Financial, Inc	11
2,922	*	Wilshire Bancorp, Inc	9
1,580		Wintrust Financial Corp	51
320		WSFS Financial Corp	13
9,288		Zions Bancorporation	223

		TOTAL BANKS	23,518

CAPITAL GOODS - 8.7%
2,135	*	3D Systems Corp	42
35,906		3M Co	3,406
1,795		A.O. Smith Corp	76
3,857	*	A123 Systems, Inc	21
1,521		Aaon, Inc	33
2,061		AAR Corp	56
2,045	*	Accuride Corp	26
1,483		Aceto Corp	10
4,155	*	Active Power, Inc	10
2,862		Actuant Corp (Class A)	77
2,189		Acuity Brands, Inc	122
6,029	*	Aecom Technology Corp	165
873	*	Aerovironment, Inc	31
4,798	*	AGCO Corp	237
2,801		Aircastle Ltd	36
374		Alamo Group, Inc	9
1,443		Albany International Corp (Class A)	38
1,638		Alliant Techsystems, Inc	117
1,557	*	Altra Holdings, Inc	37
909	*	Ameresco, Inc	13
569	*	American Railcar Industries, Inc	13
373		American Science & Engineering, Inc	30
2,155	*	American Superconductor Corp	19
475		American Woodmark Corp	8
458		Ameron International Corp	30
8,210		Ametek, Inc	369
475		Ampco-Pittsburgh Corp	11
1,479		Apogee Enterprises, Inc	19
2,206		Applied Industrial Technologies, Inc	78
420	*	Argan, Inc	4
988		Armstrong World Industries, Inc	45
4,769	*	ArvinMeritor, Inc	77
1,044	*	Astec Industries, Inc	39
478	*	Astronics Corp	15
723		AZZ, Inc	33
5,952	*	Babcock & Wilcox Co	165
779		Badger Meter, Inc	29
2,603		Barnes Group, Inc	65
4,904	*	BE Aerospace, Inc	200
2,410	*	Beacon Roofing Supply, Inc	55
2,388		Belden CDT, Inc	83
2,508	*	Blount International, Inc	44
37,725		Boeing Co	2,789
2,584		Brady Corp (Class A)	83
2,463		Briggs & Stratton Corp	49
4,873	*	Broadwind Energy, Inc	7
3,800		Bucyrus International, Inc (Class A)	348
2,524	*	Builders FirstSource, Inc	5
531	*	CAI International, Inc	11
12,740	*	Capstone Turbine Corp	20
3,097		Carlisle Cos, Inc	152
344		Cascade Corp	16
32,573		Caterpillar, Inc	3,468

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,257	*	Ceradyne, Inc	$49
1,631	*	Chart Industries, Inc	88
5,276		Chicago Bridge & Iron Co NV	205
990		CIRCOR International, Inc	42
2,552		Clarcor, Inc	121
1,332	*	CNH Global NV	51
428	*	Coleman Cable, Inc	6
1,273	*	Colfax Corp	32
1,162	*	Columbus McKinnon Corp	21
2,009		Comfort Systems USA, Inc	21
1,268	*	Commercial Vehicle Group, Inc	18
8,334		Cooper Industries plc	497
2,466		Crane Co	122
828		Cubic Corp	42
9,916		Cummins, Inc	1,026
2,088		Curtiss-Wright Corp	68
27,252		Danaher Corp	1,444
21,208		Deere & Co	1,749
1,344	*	DigitalGlobe, Inc	34
3,834		Donaldson Co, Inc	233
932		Douglas Dynamics, Inc	15
9,413		Dover Corp	638
636		Ducommun, Inc	13
430	*	DXP Enterprises, Inc	11
1,870	*	Dycom Industries, Inc	31
757		Dynamic Materials Corp	17
17,278		Eaton Corp	889
3,412	*	EMCOR Group, Inc	100
37,982		Emerson Electric Co	2,137
840		Encore Wire Corp	20
3,258	*	Ener1, Inc	4
1,511	*	Energy Recovery, Inc	5
2,547	*	EnerSys	88
1,258	*	EnPro Industries, Inc	60
1,380		ESCO Technologies, Inc	51
886	*	Essex Rental Corp	6
1,554	*	Esterline Technologies Corp	119
13,638		Fastenal Co	491
3,085		Federal Signal Corp	20
2,307	*	Flow International Corp	8
2,819		Flowserve Corp	310
8,811		Fluor Corp	570
4,014	*	Force Protection, Inc	20
1,238		Franklin Electric Co, Inc	58
635	*	Freightcar America, Inc	16
4,152	*	FuelCell Energy, Inc	5
2,145	*	Furmanite Corp	17
2,642		Gardner Denver, Inc	222
2,370		GATX Corp	88
1,806	*	GenCorp, Inc	12
1,246	*	Generac Holdings, Inc	24
2,638	*	General Cable Corp	112
16,788		General Dynamics Corp	1,251
535,872		General Electric Co	10,107
1,077	*	GeoEye, Inc	40
1,633	*	Gibraltar Industries, Inc	19
809	*	Global Power Equipment Group, Inc	21
6,309		Goodrich Corp	602
795		Gorman-Rupp Co	26
3,066		Graco, Inc	155
6,478	*	GrafTech International Ltd	131
604		Graham Corp	12
1,832		Granite Construction, Inc	45
3,079		Great Lakes Dredge & Dock Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

869	*	Greenbrier Cos, Inc	$17
2,356	*	Griffon Corp	24
1,293	*	H&E Equipment Services, Inc	18
4,082		Harsco Corp	133
2,104		Heico Corp	115
5,110	*	Hexcel Corp	112
39,099		Honeywell International, Inc	2,330
800		Houston Wire & Cable Co	12
2,996		Hubbell, Inc (Class B)	195
2,459	*	Huntington Ingalls	85
316	*	Hurco Cos, Inc	10
4,026		IDEX Corp	185
2,800	*	II-VI, Inc	72
22,432		Illinois Tool Works, Inc	1,267
16,314		Ingersoll-Rand plc	741
1,981	*	Insituform Technologies, Inc (Class A)	42
916		Insteel Industries, Inc	12
1,758	*	Interline Brands, Inc	32
9,299		ITT Industries, Inc	548
6,414	*	Jacobs Engineering Group, Inc	277
1,665		John Bean Technologies Corp	32
5,296		Joy Global, Inc	504
888	*	Kadant, Inc	28
1,371		Kaman Corp	49
1,677		Kaydon Corp	63
7,682		KBR, Inc	289
3,920		Kennametal, Inc	165
953	*	KEYW Holding Corp	12
1,204	*	Kratos Defense & Security Solutions, Inc	15
5,363		L-3 Communications Holdings, Inc	469
300		Lawson Products, Inc	6
990	*	Layne Christensen Co	30
659		LB Foster Co (Class A)	22
2,159		Lennox International, Inc	93
4,259		Lincoln Electric Holdings, Inc	153
700		Lindsay Manufacturing Co	48
533	*	LMI Aerospace, Inc	13
14,466		Lockheed Martin Corp	1,171
1,293		LSI Industries, Inc	10
853	*	Lydall, Inc	10
6,654		Manitowoc Co, Inc	112
18,960		Masco Corp	228
2,813	*	Mastec, Inc	55
901		Met-Pro Corp	10
445	*	Michael Baker Corp	9
947	*	Middleby Corp	89
614		Miller Industries, Inc	11
2,290	*	Moog, Inc (Class A)	100
2,247		MSC Industrial Direct Co (Class A)	149
1,988		Mueller Industries, Inc	75
8,122		Mueller Water Products, Inc (Class A)	32
881	*	MYR Group, Inc	21
271		Nacco Industries, Inc (Class A)	26
206		National Presto Industries, Inc	21
3,660	*	Navistar International Corp	207
926	*	NCI Building Systems, Inc	11
822	*	NN, Inc	12
3,416		Nordson Corp	187
14,788		Northrop Grumman Corp	1,025
625	*	Northwest Pipe Co	16
2,339	*	Orbital Sciences Corp	39
1,499	*	Orion Marine Group, Inc	14
4,565	*	Oshkosh Truck Corp	132
5,833	*	Owens Corning, Inc	218

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,461		Paccar, Inc	$943
5,872		Pall Corp	330
8,165		Parker Hannifin Corp	733
4,970		Pentair, Inc	201
1,399		Perini Corp	27
1,025	*	Pike Electric Corp	9
762	*	PMFG, Inc	15
1,969	*	Polypore International, Inc	134
458	*	Powell Industries, Inc	17
940	*	PowerSecure International, Inc	7
7,270		Precision Castparts Corp	1,197
96		Preformed Line Products Co	7
1,320		Primoris Services Corp	17
1,987		Quanex Building Products Corp	33
10,886	*	Quanta Services, Inc	220
1,083		Raven Industries, Inc	60
18,001		Raytheon Co	897
1,025	*	RBC Bearings, Inc	39
1,983		Regal-Beloit Corp	132
2,000		Robbins & Myers, Inc	106
7,312		Rockwell Automation, Inc	634
7,782		Rockwell Collins, Inc	480
4,700		Roper Industries, Inc	392
3,415	*	RSC Holdings, Inc	41
1,703	*	Rush Enterprises, Inc (Class A)	32
2,893	*	SatCon Technology Corp	7
744	*	Sauer-Danfoss, Inc	37
16		Seaboard Corp	39
576		SeaCube Container Leasing Ltd	10
3,695	*	Shaw Group, Inc	112
1,742		Simpson Manufacturing Co, Inc	52
2,942		Snap-On, Inc	184
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	124
2,579		SPX Corp	213
800		Standex International Corp	25
8,490		Stanley Works	612
701	*	Sterling Construction Co, Inc	10
685		Sun Hydraulics Corp	33
1,019		TAL International Group, Inc	35
3,948	*	Taser International, Inc	18
1,000	*	Tecumseh Products Co (Class A)	10
1,872	*	Teledyne Technologies, Inc	94
1,004		Tennant Co	40
5,654	*	Terex Corp	161
590		Textainer Group Holdings Ltd	18
13,969		Textron, Inc	330
513	*	Thermon Group Holdings	6
2,627	*	Thomas & Betts Corp	141
4,280		Timken Co	216
2,128		Titan International, Inc	52
784	*	Titan Machinery, Inc	23
1,603		Toro Co	97
2,528		TransDigm Group, Inc	230
1,281		Tredegar Corp	23
714	*	Trex Co, Inc	17
1,303	*	Trimas Corp	32
4,029		Trinity Industries, Inc	141
952		Triumph Group, Inc	95
562		Twin Disc, Inc	22
23,694		Tyco International Ltd	1,171
3,113	*	United Rentals, Inc	79
46,244		United Technologies Corp	4,093
979		Universal Forest Products, Inc	23
4,041	*	URS Corp	181

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,497	*	USG Corp	$50
3,104	*	Valence Technology, Inc	4
1,173		Valmont Industries, Inc	113
1,023		Vicor Corp	17
2,875		W.W. Grainger, Inc	442
3,406	*	Wabash National Corp	32
3,395	*	WABCO Holdings, Inc	234
1,468		Watsco, Inc	100
1,513		Watts Water Technologies, Inc (Class A)	54
2,219	*	WESCO International, Inc	120
2,441		Westinghouse Air Brake Technologies Corp	160
3,108		Woodward Governor Co	108
418	*	Xerium Technologies, Inc	8

		TOTAL CAPITAL GOODS	66,572

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	61
2,171	*	Acacia Research (Acacia Technologies)	80
2,726	*	ACCO Brands Corp	21
1,159		Administaff, Inc	34
907	*	Advisory Board Co	53
928		American Ecology Corp	16
2,166	*	American Reprographics Co	15
1,377	*	APAC Customer Services, Inc	7
508	*	AT Cross Co	6
5,401		Avery Dennison Corp	209
383		Barrett Business Services, Inc	6
2,433		Brink’s Co	73
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,695	*	CBIZ, Inc	20
669		CDI Corp	9
3,345	*	Cenveo, Inc	21
6,380		Cintas Corp	211
1,186	*	Clean Harbors, Inc	122
493	*	Consolidated Graphics, Inc	27
3,029	*	Copart, Inc	141
1,871		Corporate Executive Board Co	82
5,493	*	Corrections Corp of America	119
1,115	*	CoStar Group, Inc	66
594		Courier Corp	7
6,781		Covanta Holding Corp	112
717	*	CRA International, Inc	19
2,529		Deluxe Corp	62
1,664	*	Dolan Media Co	14
2,510		Dun & Bradstreet Corp	190
4,206		EnergySolutions, Inc	21
1,037	*	EnerNOC, Inc	16
1,357		Ennis, Inc	24
6,277		Equifax, Inc	218
641	*	Exponent, Inc	28
691	*	Franklin Covey Co	7
2,507	*	FTI Consulting, Inc	95
1,063	*	Fuel Tech, Inc	7
989		G & K Services, Inc (Class A)	33
3,286	*	Geo Group, Inc	76
645	*	GP Strategies Corp	9
3,373		Healthcare Services Group	55
1,202		Heidrick & Struggles International, Inc	27
218	*	Heritage-Crystal Clean, Inc	4
3,007		Herman Miller, Inc	82
1,560	*	Higher One Holdings, Inc	29
1,422	*	Hill International, Inc	8
2,339		HNI Corp	59
1,656	*	Hudson Highland Group, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,154	*	Huron Consulting Group, Inc	$35
892	*	ICF International, Inc	23
2,500	*	IHS, Inc (Class A)	209
1,402	*	Innerworkings, Inc	12
2,666		Interface, Inc (Class A)	52
462		Intersections, Inc	8
9,202		Iron Mountain, Inc	314
1,460	*	KAR Auction Services, Inc	28
1,394	*	Kelly Services, Inc (Class A)	23
1,774	*	Kforce, Inc	23
1,737		Kimball International, Inc (Class B)	11
2,470		Knoll, Inc	50
2,433	*	Korn/Ferry International	54
563	*	M&F Worldwide Corp	15
4,325		Manpower, Inc	232
1,316		McGrath RentCorp	37
1,459	*	Metalico, Inc	9
1,391		Mine Safety Appliances Co	52
757	*	Mistras Group, Inc	12
2,280	*	Mobile Mini, Inc	48
514		Multi-Color Corp	13
2,873	*	Navigant Consulting, Inc	30
4,540	*	NIELSEN HOLDINGS B.V.	141
3,322	*	Odyssey Marine Exploration, Inc	10
1,673	*	On Assignment, Inc	16
10,309		Pitney Bowes, Inc	237
1,273		Quad	49
10,463		R.R. Donnelley & Sons Co	205
16,650		Republic Services, Inc	514
2,774		Resources Connection, Inc	33
7,414		Robert Half International, Inc	200
3,219		Rollins, Inc	66
489	*	RPX Corp	14
977		Schawk, Inc (Class A)	16
913	*	School Specialty, Inc	13
3,429	*	Spherion Corp	31
672	*	Standard Parking Corp	11
3,734		Steelcase, Inc (Class A)	42
4,335	*	Stericycle, Inc	386
2,192	*	SYKES Enterprises, Inc	47
1,110	*	Team, Inc	27
3,264	*	Tetra Tech, Inc	73
648	*	TMS International Corp	8
2,896		Towers Watson & Co	190
896	*	TRC Cos, Inc	6
2,350	*	TrueBlue, Inc	34
664		Unifirst Corp	37
2,404		United Stationers, Inc	85
6,004	*	Verisk Analytics, Inc	208
1,084		Viad Corp	24
205		VSE Corp	5
5,901		Waste Connections, Inc	187
23,958		Waste Management, Inc	893
668	*	WCA Waste Corp	4

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,720

CONSUMER DURABLES & APPAREL - 1.4%
1,931		American Greetings Corp (Class A)	46
653	*	Arctic Cat, Inc	9
3,225	*	Ascena Retail Group, Inc	110
2,994	*	Beazer Homes USA, Inc	10
386		Blyth, Inc	19
4,839		Brunswick Corp	99
3,430		Callaway Golf Co	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,483	*	Carter’s, Inc	$76
379	*	Cavco Industries, Inc	17
442		Cherokee, Inc	8
715	*	Clarus Corp	6
14,839		Coach, Inc	949
562		Columbia Sportswear Co	36
4,890	*	CROCS, Inc	126
269		CSS Industries, Inc	6
2,023	*	Deckers Outdoor Corp	178
351	*	Delta Apparel, Inc	6
14,140		DR Horton, Inc	163
14,610	*	Eastman Kodak Co	52
1,299		Ethan Allen Interiors, Inc	28
7,798		Fortune Brands, Inc	497
2,570	*	Fossil, Inc	303
2,907	*	Furniture Brands International, Inc	12
5,437		Garmin Ltd	180
811	*	G-III Apparel Group Ltd	28
4,868	*	Hanesbrands, Inc	139
3,541		Harman International Industries, Inc	161
6,090		Hasbro, Inc	268
1,630	*	Helen of Troy Ltd	56
2,297	*	Hovnanian Enterprises, Inc (Class A)	6
3,571	*	Iconix Brand Group, Inc	86
1,204	*	iRobot Corp	42
1,657	*	Jakks Pacific, Inc	31
4,490		Jarden Corp	155
232	*	Johnson Outdoors, Inc	4
4,415		Jones Apparel Group, Inc	48
4,044		KB Home	40
500	*	Kenneth Cole Productions, Inc (Class A)	6
1,430	*	K-Swiss, Inc (Class A)	15
2,552	*	La-Z-Boy, Inc	25
1,909	*	Leapfrog Enterprises, Inc	8
7,227		Leggett & Platt, Inc	176
7,949		Lennar Corp (Class A)	144
847	*	Libbey, Inc	14
362		Lifetime Brands, Inc	4
5,008	*	Liz Claiborne, Inc	27
862	*	M/I Homes, Inc	11
1,202	*	Maidenform Brands, Inc	33
1,066	*	Marine Products Corp	7
17,576		Mattel, Inc	483
1,887		MDC Holdings, Inc	46
1,694	*	Meritage Homes Corp	38
3,006	*	Mohawk Industries, Inc	180
817		Movado Group, Inc	14
14,687		Newell Rubbermaid, Inc	232
18,036		Nike, Inc (Class B)	1,623
293	*	NVR, Inc	213
733		Oxford Industries, Inc	25
804	*	Perry Ellis International, Inc	20
2,991		Phillips-Van Heusen Corp	196
1,645		Polaris Industries, Inc	183
2,959		Polo Ralph Lauren Corp (Class A)	392
2,439		Pool Corp	73
17,277	*	Pulte Homes, Inc	132
6,801	*	Quiksilver, Inc	32
444		RG Barry Corp	5
2,334		Ryland Group, Inc	39
2,732	*	Sealy Corp	7
1,898	*	Skechers U.S.A., Inc (Class A)	28
442		Skyline Corp	8
2,979	*	Smith & Wesson Holding Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,166	*	Standard-Pacific Corp	$17
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	67
957		Sturm Ruger & Co, Inc	21
633	*	Summer Infant, Inc	5
3,418	*	Tempur-Pedic International, Inc	232
2,073	*	Timberland Co (Class A)	89
6,926	*	Toll Brothers, Inc	144
1,435	*	True Religion Apparel, Inc	42
3,152		Tupperware Corp	213
1,864	*	Under Armour, Inc (Class A)	144
489	*	Unifi, Inc	7
787	*	Universal Electronics, Inc	20
1,001	*	Vera Bradley, Inc	38
4,398		VF Corp	477
2,341	*	Warnaco Group, Inc	122
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	305
2,109		Wolverine World Wide, Inc	88

		TOTAL CONSUMER DURABLES & APPAREL	10,516

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	22
1,219		Ambassadors Group, Inc	11
960	*	American Public Education, Inc	43
1,644		Ameristar Casinos, Inc	39
6,134	*	Apollo Group, Inc (Class A)	268
641	*	Archipelago Learning, Inc	6
860	*	Ascent Media Corp (Series A)	45
2,180	*	Bally Technologies, Inc	89
896	*	BJ’s Restaurants, Inc	47
1,536		Bob Evans Farms, Inc	54
2,729	*	Boyd Gaming Corp	24
987	*	Bravo Brio Restaurant Group, Inc	24
910	*	Bridgepoint Education, Inc	23
4,290		Brinker International, Inc	105
937	*	Buffalo Wild Wings, Inc	62
1,029	*	California Pizza Kitchen, Inc	19
846	*	Cambium Learning Group, Inc	3
888	*	Capella Education Co	37
3,103	*	Career Education Corp	66
404	*	Caribou Coffee Co, Inc	5
21,546		Carnival Corp	811
620	*	Carrols Restaurant Group, Inc	6
1,126		CBRL Group, Inc	56
1,153		CEC Entertainment, Inc	46
2,924	*	Cheesecake Factory	92
1,595	*	Chipotle Mexican Grill, Inc (Class A)	492
1,471		Choice Hotels International, Inc	49
533		Churchill Downs, Inc	24
1,574	*	Coinstar, Inc	86
4,659	*	Corinthian Colleges, Inc	20
6,914		Darden Restaurants, Inc	344
6,036	*	Denny’s Corp	23
3,362		DeVry, Inc	199
858	*	DineEquity, Inc	45
3,117	*	Domino’s Pizza, Inc	79
1,956	*	Education Management Corp	47
289		Einstein Noah Restaurant Group, Inc	4
1,754	*	Gaylord Entertainment Co	53
1,646	*	Grand Canyon Education, Inc	23
15,463		H&R Block, Inc	248
3,288		Hillenbrand, Inc	78
2,300	*	Hyatt Hotels Corp	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,926		International Game Technology	$262
1,433		International Speedway Corp (Class A)	41
2,163	*	Interval Leisure Group, Inc	30
1,142	*	Isle of Capri Casinos, Inc	10
1,384	*	ITT Educational Services, Inc	108
2,527	*	Jack in the Box, Inc	58
3,249	*	Jamba, Inc	7
1,265	*	K12, Inc	42
2,917	*	Krispy Kreme Doughnuts, Inc	28
19,811	*	Las Vegas Sands Corp	836
2,155	*	Life Time Fitness, Inc	86
870		Lincoln Educational Services Corp	15
638		Mac-Gray Corp	10
1,242		Marcus Corp	12
13,904		Marriott International, Inc (Class A)	493
1,582		Matthews International Corp (Class A)	63
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	7
52,428		McDonald’s Corp	4,421
17,824	*	MGM Mirage	235
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	8
1,276	*	Multimedia Games, Inc	6
386		National American University Holdings, Inc	4
1,279	*	O’Charleys, Inc	9
4,684	*	Orient-Express Hotels Ltd (Class A)	50
1,428	*	Panera Bread Co (Class A)	179
997	*	Papa John’s International, Inc	33
650	*	Peet’s Coffee & Tea, Inc	38
3,437	*	Penn National Gaming, Inc	139
1,227		PF Chang’s China Bistro, Inc	49
3,407	*	Pinnacle Entertainment, Inc	51
394	*	Pre-Paid Legal Services, Inc	26
705	*	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	4
666	*	Red Robin Gourmet Burgers, Inc	24
2,615		Regis Corp	40
6,827	*	Royal Caribbean Cruises Ltd	257
3,070	*	Ruby Tuesday, Inc	33
1,588	*	Ruth’s Chris Steak House, Inc	9
2,868	*	Scientific Games Corp (Class A)	30
12,090		Service Corp International	141
2,802	*	Shuffle Master, Inc	26
2,098		Six Flags Entertainment Corp	79
3,411	*	Sonic Corp	36
3,535		Sotheby’s (Class A)	154
819		Speedway Motorsports, Inc	12
37,945		Starbucks Corp	1,498
9,797		Starwood Hotels & Resorts Worldwide, Inc	549
85	*	Steak N Shake Co	33
956	*	Steiner Leisure Ltd	44
4,084		Stewart Enterprises, Inc (Class A)	30
735		Strayer Education, Inc	93
3,228		Texas Roadhouse, Inc (Class A)	57
1,064	*	Town Sports International Holdings, Inc	8
1,448		Universal Technical Institute, Inc	28
1,845		Vail Resorts, Inc	85
1,692		Weight Watchers International, Inc	128
15,922		Wendy’s/Arby’s Group, Inc (Class A)	81
2,997	*	WMS Industries, Inc	92
8,592		Wyndham Worldwide Corp	289
3,957		Wynn Resorts Ltd	568
23,522		Yum! Brands, Inc	1,299

		TOTAL CONSUMER SERVICES	17,000

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 6.8%
3,111		Advance America Cash Advance Centers, Inc	$21
2,630	*	Affiliated Managers Group, Inc	267
17,707	*	American Capital Ltd	176
53,089		American Express Co	2,745
12,239		Ameriprise Financial, Inc	706
9,666		Apollo Investment Corp	99
10,143		Ares Capital Corp	163
1,707		Artio Global Investors, Inc	19
516,380		Bank of America Corp	5,660
62,223		Bank of New York Mellon Corp	1,594
3,857		BGC Partners, Inc (Class A)	30
2,986		BlackRock Kelso Capital Corp	27
4,841		BlackRock, Inc	929
3,645	*	Broadpoint Securities Group, Inc	7
1,288		Calamos Asset Management, Inc (Class A)	19
23,206		Capital One Financial Corp	1,199
147		Capital Southwest Corp	14
1,482		Cash America International, Inc	86
2,668		CBOE Holdings, Inc	66
50,725		Charles Schwab Corp	834
146,838		Citigroup, Inc	6,114
3,392		CME Group, Inc	989
1,086		Cohen & Steers, Inc	36
1,682		Compass Diversified Trust	28
5,330	*	Cowen Group, Inc	20
302	*	Credit Acceptance Corp	25
118		Diamond Hill Investment Group, Inc	10
27,515		Discover Financial Services	736
2,202	*	Dollar Financial Corp	48
1,551		Duff & Phelps Corp	20
12,665	*	E*Trade Financial Corp	175
6,232		Eaton Vance Corp	188
860	*	Encore Capital Group, Inc	26
737		Epoch Holding Corp	13
986		Evercore Partners, Inc (Class A)	33
2,322	*	Ezcorp, Inc (Class A)	83
2,692	*	FBR Capital Markets Corp	9
4,555		Federated Investors, Inc (Class B)	109
3,389		Fifth Street Finance Corp	39
1,926	*	Financial Engines, Inc	50
1,630	*	First Cash Financial Services, Inc	68
3,742	*	First Marblehead Corp	7
7,318		Franklin Resources, Inc	961
352		Friedman Billings Ramsey Group, Inc (Class A)	11
950		FXCM, Inc	9
349		GAMCO Investors, Inc (Class A)	16
3,928		GFI Group, Inc	18
1,256		Gladstone Capital Corp	12
1,326		Gladstone Investment Corp	9
26,301		Goldman Sachs Group, Inc	3,500
404		Golub Capital BDC, Inc	6
1,122	*	Green Dot Corp	38
1,492		Greenhill & Co, Inc	80
1,395	*	Harris & Harris Group, Inc	7
2,227		Hercules Technology Growth Capital, Inc	23
1,489	*	HFF, Inc (Class A)	22
891	*	Imperial Holdings, Inc	9
2,025		Interactive Brokers Group, Inc (Class A)	32
3,717	*	IntercontinentalExchange, Inc	464
675	*	International Assets Holding Corp	16
1,945	*	Internet Capital Group, Inc	24
23,335		Invesco Ltd	546
2,567	*	Investment Technology Group, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

77,000		iShares Russell 3000 Index Fund	$6,105
9,425		Janus Capital Group, Inc	89
6,156		Jefferies Group, Inc	126
822		JMP Group, Inc	6
200,789		JPMorgan Chase & Co	8,220
1,881		KBW, Inc	35
5,321	*	Knight Capital Group, Inc (Class A)	59
1,010	*	Kohlberg Capital Corp	8
5,033	*	Ladenburg Thalmann Financial Services, Inc	7
5,598		Lazard Ltd (Class A)	208
7,519		Legg Mason, Inc	246
9,840		Leucadia National Corp	336
700	*	LPL Investment Holdings, Inc	24
1,017		Main Street Capital Corp	19
1,518		MarketAxess Holdings, Inc	38
3,668		MCG Capital Corp	22
872		Medallion Financial Corp	8
594		Medley Capital Corp	7
8,310	*	MF Global Holdings Ltd	64
10,325		Moody’s Corp	396
77,123		Morgan Stanley	1,775
6,067	*	MSCI, Inc (Class A)	229
1,507		MVC Capital, Inc	20
6,812	*	Nasdaq Stock Market, Inc	172
1,305		Nelnet, Inc (Class A)	29
1,400	*	Netspend Holdings, Inc	14
354	*	New Mountain Finance Corp	4
959	*	NewStar Financial, Inc	10
1,181		NGP Capital Resources Co	10
489	*	Nicholas Financial, Inc	6
10,977		Northern Trust Corp	505
13,816		NYSE Euronext	473
448		Oppenheimer Holdings, Inc	13
2,681		optionsXpress Holdings, Inc	45
2,314		PennantPark Investment Corp	26
2,946	*	PHH Corp	60
1,198	*	Pico Holdings, Inc	35
935	*	Piper Jaffray Cos	27
964	*	Portfolio Recovery Associates, Inc	82
1,195	*	Primus Guaranty Ltd	6
3,632		Prospect Capital Corp	37
5,235		Raymond James Financial, Inc	168
1,299	*	Safeguard Scientifics, Inc	25
870		Sanders Morris Harris Group, Inc	7
7,899		SEI Investments Co	178
25,584		SLM Corp	430
305		Solar Capital Ltd	8
375		Solar Senior Capital Ltd	7
25,468		State Street Corp	1,148
2,739	*	Stifel Financial Corp	98
1,726		SWS Group, Inc	10
13,129		T Rowe Price Group, Inc	792
11,051		TD Ameritrade Holding Corp	216
456		THL Credit, Inc	6
1,245		TICC Capital Corp	12
925		Triangle Capital Corp	17
354	*	Virtus Investment Partners, Inc	21
4,362		Waddell & Reed Financial, Inc (Class A)	159
322		Westwood Holdings Group, Inc	12
876	*	World Acceptance Corp	57

		TOTAL DIVERSIFIED FINANCIALS	52,298

ENERGY - 11.5%
4,200	*	Abraxas Petroleum Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

783		Alon USA Energy, Inc	$9
11,991	*	Alpha Natural Resources, Inc	545
885	*	Amyris Biotechnologies, Inc	25
25,143		Anadarko Petroleum Corp	1,930
19,372		Apache Corp	2,390
460		APCO Argentina, Inc	40
546	*	Approach Resources, Inc	12
8,303		Arch Coal, Inc	221
2,356	*	ATP Oil & Gas Corp	36
2,862	*	Atwood Oceanics, Inc	126
21,866		Baker Hughes, Inc	1,587
1,205	*	Basic Energy Services, Inc	38
2,676		Berry Petroleum Co (Class A)	142
2,422	*	Bill Barrett Corp	112
4,811	*	BPZ Energy, Inc	16
6,161	*	Brigham Exploration Co	184
1,671		Bristow Group, Inc	85
5,319		Cabot Oil & Gas Corp	353
4,578	*	Cal Dive International, Inc	27
1,294	*	Callon Petroleum Co	9
12,382	*	Cameron International Corp	623
971		CARBO Ceramics, Inc	158
1,963	*	Carrizo Oil & Gas, Inc	82
3,135	*	Cheniere Energy, Inc	29
33,226		Chesapeake Energy Corp	986
101,574		Chevron Corp	10,446
4,254		Cimarex Energy Co	383
326	*	Clayton Williams Energy, Inc	20
2,252	*	Clean Energy Fuels Corp	30
1,710	*	Cloud Peak Energy, Inc	36
5,980	*	Cobalt International Energy, Inc	82
3,986	*	Complete Production Services, Inc	133
2,095	*	Comstock Resources, Inc	60
5,242	*	Concho Resources, Inc	481
71,428		ConocoPhillips	5,371
11,445		Consol Energy, Inc	555
582	*	Contango Oil & Gas Co	34
1,662	*	Continental Resources, Inc	108
2,306		Core Laboratories NV	257
2,304		Crosstex Energy, Inc	27
4,444	*	CVR Energy, Inc	109
474	*	Dawson Geophysical Co	16
683		Delek US Holdings, Inc	11
20,375	*	Denbury Resources, Inc	408
21,373	*	Devon Energy Corp	1,684
2,362		DHT Maritime, Inc	9
3,453		Diamond Offshore Drilling, Inc	243
4,037	*	Dresser-Rand Group, Inc	217
1,762	*	Dril-Quip, Inc	119
38,871		El Paso Corp	785
1,867	*	Endeavour International Corp	28
3,525		Energen Corp	199
1,505	*	Energy Partners Ltd	22
3,786	*	Energy XXI Bermuda Ltd	126
13,567		EOG Resources, Inc	1,418
6,781		Equitable Resources, Inc	356
668	*	Evolution Petroleum Corp	5
7,607		EXCO Resources, Inc	134
3,340	*	Exterran Holdings, Inc	66
252,225		Exxon Mobil Corp	20,526
12,144	*	FMC Technologies, Inc	544
5,981	*	Forest Oil Corp	160
5,388		Frontier Oil Corp	174
2,722		Frontline Ltd	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,612	*	FX Energy, Inc	$23
2,282	*	Gastar Exploration Ltd	8
2,956		General Maritime Corp	4
523	*	Geokinetics, Inc	4
1,015	*	Georesources, Inc	23
277	*	Gevo, Inc	4
933	*	Global Geophysical Services, Inc	17
4,490	*	Global Industries Ltd	25
1,351	*	GMX Resources, Inc	6
2,142		Golar LNG Ltd	75
1,342	*	Goodrich Petroleum Corp	25
827	*	Green Plains Renewable Energy, Inc	9
727		Gulf Island Fabrication, Inc	23
1,244	*	Gulfmark Offshore, Inc	55
1,969	*	Gulfport Energy Corp	58
46,236		Halliburton Co	2,358
1,747	*	Harvest Natural Resources, Inc	19
5,489	*	Helix Energy Solutions Group, Inc	91
4,822		Helmerich & Payne, Inc	319
5,516	*	Hercules Offshore, Inc	30
15,186		Hess Corp	1,135
2,225		Holly Corp	154
1,230	*	Hornbeck Offshore Services, Inc	34
928		Houston American Energy Corp	17
7,914	*	Hyperdynamics Corp	34
6,522	*	ION Geophysical Corp	62
61	*	Isramco, Inc	4
1,514	*	James River Coal Co	32
6,661	*	Key Energy Services, Inc	120
8,627		Kinder Morgan, Inc	248
1,036		Knightsbridge Tankers Ltd	23
9,022	*	Kodiak Oil & Gas Corp	52
1,661	*	Kosmos Energy LLC	28
843	*	L&L Energy, Inc	4
1,577		Lufkin Industries, Inc	136
5,602	*	Magnum Hunter Resources Corp	38
35,985		Marathon Oil Corp	1,896
1,545	*	Matrix Service Co	21
12,545	*	McDermott International, Inc	248
4,297	*	McMoRan Exploration Co	79
738	*	Miller Petroleum, Inc	5
507	*	Mitcham Industries, Inc	9
9,694		Murphy Oil Corp	637
15,083	*	Nabors Industries Ltd	372
21,377		National Oilwell Varco, Inc	1,672
714	*	Natural Gas Services Group, Inc	12
6,825	*	Newfield Exploration Co	464
4,752	*	Newpark Resources, Inc	43
8,942		Noble Energy, Inc	801
2,356		Nordic American Tanker Shipping	54
2,245	*	Northern Oil And Gas, Inc	50
3,020	*	Oasis Petroleum, Inc	90
41,076		Occidental Petroleum Corp	4,274
5,485		Oceaneering International, Inc	222
2,591	*	Oil States International, Inc	207
1,191		Overseas Shipholding Group, Inc	32
246	*	OYO Geospace Corp	25
2,542	*	Pacific Asia Petroleum, Inc	3
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	38
4,627	*	Patriot Coal Corp	103
7,817		Patterson-UTI Energy, Inc	247
13,732		Peabody Energy Corp	809
2,491		Penn Virginia Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,360	*	PetroHawk Energy Corp	$379
1,000	*	Petroleum Development Corp	30
2,768	*	Petroquest Energy, Inc	19
882	*	PHI, Inc	19
2,681	*	Pioneer Drilling Co	41
5,942		Pioneer Natural Resources Co	532
7,131	*	Plains Exploration & Production Co	272
8,936		Questar Market Resources, Inc	374
5,994	*	Quicksilver Resources, Inc	88
8,313		Range Resources Corp	461
11,466	*	Rentech, Inc	12
2,024	*	Resolute Energy Corp	33
1,826	*	Rex Energy Corp	19
303	*	Rex Stores Corp	5
298	*	RigNet, Inc	5
2,800	*	Rosetta Resources, Inc	144
6,060	*	Rowan Cos, Inc	235
2,193		RPC, Inc	54
18,950	*	SandRidge Energy, Inc	202
68,566		Schlumberger Ltd	5,924
1,279	*	Scorpio Tankers, Inc	13
1,081		SEACOR Holdings, Inc	108
2,365		Ship Finance International Ltd	43
550	*	Solazyme, Inc	13
6,300		Southern Union Co	253
17,583	*	Southwestern Energy Co	754
33,081		Spectra Energy Corp	907
3,213		St. Mary Land & Exploration Co	236
2,334	*	Stone Energy Corp	71
6,119		Sunoco, Inc	255
4,018	*	Superior Energy Services	149
2,133	*	Swift Energy Co	80
3,388	*	Syntroleum Corp	5
840		Targa Resources Investments, Inc	28
2,102		Teekay Corp	65
2,124		Teekay Tankers Ltd (Class A)	20
1,600	*	Tesco Corp	31
7,249	*	Tesoro Corp	166
3,896	*	Tetra Technologies, Inc	50
2,548		Tidewater, Inc	137
367	*	Triangle Petroleum Corp	2
7,732	*	Ultra Petroleum Corp	354
500	*	Union Drilling, Inc	5
2,117	*	Unit Corp	129
3,239	*	Uranerz Energy Corp	10
2,636	*	Uranium Energy Corp	8
4,901	*	Uranium Resources, Inc	8
5,321	*	Ur-Energy, Inc	9
5,759	*	USEC, Inc	19
2,578	*	Vaalco Energy, Inc	16
28,824		Valero Energy Corp	737
4,769	*	Vantage Drilling Co	9
1,482	*	Venoco, Inc	19
2,249	*	VOYAGER OIL & GAS	7
1,693		W&T Offshore, Inc	44
3,436	*	Warren Resources, Inc	13
2,614	*	Western Refining, Inc	47
510	*	Westmoreland Coal Co	9
5,933	*	Whiting Petroleum Corp	338
2,395	*	Willbros Group, Inc	20
29,719		Williams Cos, Inc	899
3,096		World Fuel Services Corp	111

		TOTAL ENERGY	88,004

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.9%
962		Andersons, Inc	$41
66		Arden Group, Inc (Class A)	6
2,576	*	BJ’s Wholesale Club, Inc	130
1,705		Casey’s General Stores, Inc	75
22,078		Costco Wholesale Corp	1,793
68,513		CVS Corp	2,575
1,424	*	Fresh Market, Inc	55
700		Ingles Markets, Inc (Class A)	11
30,792		Kroger Co	764
656		Nash Finch Co	23
1,214	*	Pantry, Inc	23
895		Pricesmart, Inc	46
29,531	*	Rite Aid Corp	39
2,157		Ruddick Corp	94
17,888		Safeway, Inc	418
1,382		Spartan Stores, Inc	27
11,240		Supervalu, Inc	106
233	*	Susser Holdings Corp	4
29,476		Sysco Corp	919
2,446	*	United Natural Foods, Inc	104
424		Village Super Market (Class A)	12
46,252		Walgreen Co	1,964
89,667		Wal-Mart Stores, Inc	4,765
560		Weis Markets, Inc	23
7,819		Whole Foods Market, Inc	496
2,891	*	Winn-Dixie Stores, Inc	24

		TOTAL FOOD & STAPLES RETAILING	14,537

FOOD, BEVERAGE & TOBACCO - 5.0%
246		Alico, Inc	6
5,454	*	Alliance One International, Inc	17
105,788		Altria Group, Inc	2,794
32,242		Archer Daniels Midland Co	972
1,189		B&G Foods, Inc (Class A)	24
400	*	Boston Beer Co, Inc (Class A)	36
5,177		Brown-Forman Corp (Class B)	387
7,623		Bunge Ltd	526
555		Calavo Growers, Inc	12
803		Cal-Maine Foods, Inc	26
8,910		Campbell Soup Co	308
3,635	*	Central European Distribution Corp	41
2,584	*	Chiquita Brands International, Inc	34
263		Coca-Cola Bottling Co Consolidated	18
99,831		Coca-Cola Co	6,718
16,433		Coca-Cola Enterprises, Inc	479
20,753		ConAgra Foods, Inc	536
9,178	*	Constellation Brands, Inc (Class A)	191
3,860		Corn Products International, Inc	213
5,911	*	Darling International, Inc	105
9,678	*	Dean Foods Co	119
1,154		Diamond Foods, Inc	88
1,712	*	Dole Food Co, Inc	23
11,190		Dr Pepper Snapple Group, Inc	469
616		Farmer Bros Co	6
5,477		Flowers Foods, Inc	121
2,084		Fresh Del Monte Produce, Inc	56
32,264		General Mills, Inc	1,201
6,210	*	Green Mountain Coffee Roasters, Inc	554
149		Griffin Land & Nurseries, Inc (Class A)	5
16,205		H.J. Heinz Co	863
1,798	*	Hain Celestial Group, Inc	60
3,538	*	Hansen Natural Corp	286
4,668	*	Heckmann Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,684		Hershey Co	$437
6,945		Hormel Foods Corp	207
740		Imperial Sugar Co	15
800		J&J Snack Foods Corp	40
6,097		J.M. Smucker Co	466
12,437		Kellogg Co	688
81,903		Kraft Foods, Inc (Class A)	2,885
975		Lancaster Colony Corp	59
2,402		Lance, Inc	52
443		Limoneira Co	10
7,264		Lorillard, Inc	791
6,693		McCormick & Co, Inc	332
10,832		Mead Johnson Nutrition Co	732
621		Mgp Ingredients, Inc	5
6,834		Molson Coors Brewing Co (Class B)	306
621		National Beverage Corp	9
996	*	Omega Protein Corp	14
79,871		PepsiCo, Inc	5,625
89,859		Philip Morris International, Inc	6,000
2,432	*	Pilgrim’s Pride Corp	13
617	*	Primo Water	9
2,846	*	Ralcorp Holdings, Inc	246
16,941		Reynolds American, Inc	628
1,203		Sanderson Farms, Inc	57
29,550		Sara Lee Corp	561
365	*	Seneca Foods Corp	9
3,778	*	Smart Balance, Inc	19
6,686	*	Smithfield Foods, Inc	146
4,200	*	Star Scientific, Inc	19
889	*	Synutra International, Inc	9
1,187		Tootsie Roll Industries, Inc	35
1,794	*	TreeHouse Foods, Inc	98
14,985		Tyson Foods, Inc (Class A)	291
1,060		Universal Corp	40
2,395		Vector Group Ltd	42

		TOTAL FOOD, BEVERAGE & TOBACCO	38,217

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,214	*	Abaxis, Inc	33
1,811	*	Abiomed, Inc	29
2,035	*	Accretive Health, Inc	59
3,073	*	Accuray, Inc	25
19,180		Aetna, Inc	846
677	*	Air Methods Corp	51
3,127	*	Align Technology, Inc	71
1,316	*	Alliance Imaging, Inc	5
9,620	*	Allscripts Healthcare Solutions, Inc	187
380	*	Almost Family, Inc	10
2,729	*	Alphatec Holdings, Inc	10
1,533	*	Amedisys, Inc	41
608	*	American Dental Partners, Inc	8
2,551	*	Amerigroup Corp	180
14,553		AmerisourceBergen Corp	602
2,008	*	AMN Healthcare Services, Inc	17
1,528	*	Amsurg Corp	40
639		Analogic Corp	34
1,310	*	Angiodynamics, Inc	19
3,605	*	Antares Pharma, Inc	8
1,336	*	Arthrocare Corp	45
1,106		Assisted Living Concepts, Inc (A Shares)	19
1,737	*	athenahealth, Inc	71
716	*	AtriCure, Inc	9
86		Atrion Corp	17
4,331		Bard (C.R.), Inc	476

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

28,816		Baxter International, Inc	$1,720
11,055		Becton Dickinson & Co	953
1,418	*	Biolase Technology, Inc	7
1,242	*	Bio-Reference Labs, Inc	26
2,298	*	BioScrip, Inc	15
77,191	*	Boston Scientific Corp	533
4,927	*	Brookdale Senior Living, Inc	119
711		Cantel Medical Corp	19
1,396	*	Capital Senior Living Corp	13
17,720		Cardinal Health, Inc	805
1,317	*	CardioNet, Inc	7
9,008	*	CareFusion Corp	245
2,150	*	Catalyst Health Solutions, Inc	120
1,586	*	CBaySystems Holdings Ltd	20
2,518	*	Centene Corp	89
6,928	*	Cerner Corp	423
1,975	*	Cerus Corp	6
1,072		Chemed Corp	70
671	*	Chindex International, Inc	9
13,673		Cigna Corp	703
5,083	*	Community Health Systems, Inc	131
590		Computer Programs & Systems, Inc	37
1,671	*	Conceptus, Inc	20
1,595	*	Conmed Corp	45
1,564	*	Continucare Corp	10
2,399		Cooper Cos, Inc	190
467	*	Corvel Corp	22
7,375	*	Coventry Health Care, Inc	269
25,047		Covidien plc	1,333
2,234	*	Cross Country Healthcare, Inc	17
1,413	*	CryoLife, Inc	8
1,543	*	Cyberonics, Inc	43
475	*	Cynosure, Inc (Class A)	6
4,925	*	DaVita, Inc	427
1,929	*	Delcath Systems, Inc	10
7,111		Dentsply International, Inc	271
3,382	*	DexCom, Inc	49
493	*	DynaVox, Inc	4
5,784	*	Edwards Lifesciences Corp	504
1,600	*	Emdeon, Inc	21
1,554	*	Emeritus Corp	33
2,539	*	Endologix, Inc	24
711		Ensign Group, Inc	22
327	*	ePocrates, Inc	6
408	*	Exactech, Inc	7
1,376	*	EXamWorks, Inc	35
27,054	*	Express Scripts, Inc	1,460
1,637	*	Five Star Quality Care, Inc	10
2,421	*	Gen-Probe, Inc	167
1,497	*	Gentiva Health Services, Inc	31
1,370	*	Greatbatch, Inc	37
1,299	*	Haemonetics Corp	84
1,683	*	Hanger Orthopedic Group, Inc	41
1,438	*	Hansen Medical, Inc	5
6,703	*	HCA Holdings, Inc	221
13,239	*	Health Management Associates, Inc (Class A)	143
5,253	*	Health Net, Inc	169
4,886	*	Healthsouth Corp	128
3,431	*	Healthspring, Inc	158
797	*	HealthStream, Inc	11
1,788	*	Healthways, Inc	27
605	*	HeartWare International, Inc	45
4,577	*	Henry Schein, Inc	328
3,194		Hill-Rom Holdings, Inc	147

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,429	*	HMS Holdings Corp	$110
13,950	*	Hologic, Inc	281
8,505		Humana, Inc	685
632	*	ICU Medical, Inc	28
2,924	*	Idexx Laboratories, Inc	227
3,043	*	Immucor, Inc	62
2,329	*	Insulet Corp	52
1,114	*	Integra LifeSciences Holdings Corp	53
1,986	*	Intuitive Surgical, Inc	739
1,548		Invacare Corp	51
4,435	*	Inverness Medical Innovations, Inc	162
904	*	IPC The Hospitalist Co, Inc	42
1,079	*	IRIS International, Inc	11
520	*	Kensey Nash Corp	13
2,539	*	Kindred Healthcare, Inc	55
3,227	*	Kinetic Concepts, Inc	186
5,062	*	Laboratory Corp of America Holdings	490
498		Landauer, Inc	31
735	*	LHC Group, Inc	17
2,636	*	LifePoint Hospitals, Inc	103
4,792		Lincare Holdings, Inc	140
1,669	*	Magellan Health Services, Inc	91
1,614	*	MAKO Surgical Corp	48
2,657		Masimo Corp	79
12,738		McKesson Corp	1,066
2,281	*	MedAssets, Inc	30
955	*	Medcath Corp	13
20,207	*	Medco Health Solutions, Inc	1,142
873	*	Medical Action Industries, Inc	7
975	*	Medidata Solutions, Inc	23
54,078		Medtronic, Inc	2,084
2,504	*	Merge Healthcare, Inc	13
2,066		Meridian Bioscience, Inc	50
1,836	*	Merit Medical Systems, Inc	33
2,267	*	Metropolitan Health Networks, Inc	11
1,080	*	Molina Healthcare, Inc	29
620	*	MWI Veterinary Supply, Inc	50
516		National Healthcare Corp	26
1,662	*	Natus Medical, Inc	25
1,314	*	Neogen Corp	59
4,406	*	Neoprobe Corp	15
2,136	*	NuVasive, Inc	70
2,243	*	NxStage Medical, Inc	47
5,865		Omnicare, Inc	187
1,729	*	Omnicell, Inc	27
2,901	*	OraSure Technologies, Inc	25
1,010	*	Orthofix International NV	43
3,228		Owens & Minor, Inc	111
1,140	*	Palomar Medical Technologies, Inc	13
5,222		Patterson Cos, Inc	172
2,410	*	Pediatrix Medical Group, Inc	174
1,726	*	PharMerica Corp	22
617	*	Providence Service Corp	8
2,792	*	PSS World Medical, Inc	78
980		Quality Systems, Inc	86
6,458		Quest Diagnostics, Inc	382
1,220	*	Quidel Corp	18
1,541	*	RadNet, Inc	7
7,735	*	Resmed, Inc	239
804	*	Rockwell Medical Technologies, Inc	10
3,216	*	RTI Biologics, Inc	9
1,011	*	Rural	17
2,500	*	Select Medical Holdings Corp	22
2,401	*	Sirona Dental Systems, Inc	127

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

973	*	Skilled Healthcare Group, Inc (Class A)	$9
3,016	*	Solta Medical, Inc	8
766	*	SonoSite, Inc	27
1,958	*	Spectranetics Corp	12
16,620		St. Jude Medical, Inc	792
1,741	*	Staar Surgical Co	9
2,299	*	Stereotaxis, Inc	8
2,985		STERIS Corp	104
15,838		Stryker Corp	930
758	*	Sun Healthcare Group, Inc	6
2,773	*	Sunrise Senior Living, Inc	26
900	*	SurModics, Inc	10
3,234	*	SXC Health Solutions Corp	191
1,974	*	Symmetry Medical, Inc	18
1,090	*	Synergetics USA, Inc	6
768	*	Synovis Life Technologies, Inc	13
1,351	*	Team Health Holdings, Inc	30
2,032		Teleflex, Inc	124
24,756	*	Tenet Healthcare Corp	154
2,999	*	Thoratec Corp	98
520	*	Tornier BV	14
360	*	Transcend Services, Inc	11
979	*	Triple-S Management Corp (Class B)	21
2,569	*	Unilife Corp	13
54,740		UnitedHealth Group, Inc	2,823
1,661		Universal American Corp	18
4,561		Universal Health Services, Inc (Class B)	235
1,051	*	Uroplasty, Inc	8
701		US Physical Therapy, Inc	17
5,917	*	Varian Medical Systems, Inc	414
937	*	Vascular Solutions, Inc	12
4,351	*	VCA Antech, Inc	92
2,758	*	Volcano Corp	89
2,154	*	WellCare Health Plans, Inc	111
18,557		WellPoint, Inc	1,462
1,778		West Pharmaceutical Services, Inc	78
2,200	*	Wright Medical Group, Inc	33
233		Young Innovations, Inc	7
9,694	*	Zimmer Holdings, Inc	613
1,200	*	Zoll Medical Corp	68

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	34,610

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
21,664		Avon Products, Inc	606
3,024	*	Central Garden and Pet Co (Class A)	31
6,930		Church & Dwight Co, Inc	281
6,824		Clorox Co	460
25,019		Colgate-Palmolive Co	2,187
1,265	*	Elizabeth Arden, Inc	37
3,546	*	Energizer Holdings, Inc	256
5,567		Estee Lauder Cos (Class A)	586
867		Female Health Co	4
6,330		Herbalife Ltd	365
735		Inter Parfums, Inc	17
19,848		Kimberly-Clark Corp	1,321
721	*	Medifast, Inc	17
83	*	Nature’s Sunshine Products, Inc	2
2,584		Nu Skin Enterprises, Inc (Class A)	97
602	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	5
2,523	*	Prestige Brands Holdings, Inc	32
141,053		Procter & Gamble Co	8,967
575	*	Revlon, Inc (Class A)	10
630		Schiff Nutrition International, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

956	*	Spectrum Brands, Inc	$31
312	*	USANA Health Sciences, Inc	10
886		WD-40 Co	35

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,373

INSURANCE - 3.7%
17,048		ACE Ltd	1,122
24,120		Aflac, Inc	1,126
335	*	Alleghany Corp	112
1,944		Allied World Assurance Co Holdings Ltd	112
26,416		Allstate Corp	806
3,620		American Equity Investment Life Holding Co	46
3,950		American Financial Group, Inc	141
22,339	*	American International Group, Inc	655
355		American National Insurance Co	28
622	*	American Safety Insurance Holdings Ltd	12
915	*	Amerisafe, Inc	21
1,200		Amtrust Financial Services, Inc	27
16,707		AON Corp	857
6,758	*	Arch Capital Group Ltd	216
1,611		Argo Group International Holdings Ltd	48
5,455		Arthur J. Gallagher & Co	156
3,581		Aspen Insurance Holdings Ltd	92
4,871		Assurant, Inc	177
9,283		Assured Guaranty Ltd	151
6,234		Axis Capital Holdings Ltd	193
422		Baldwin & Lyons, Inc (Class B)	10
88,439	*	Berkshire Hathaway, Inc (Class B)	6,844
5,834		Brown & Brown, Inc	150
14,781		Chubb Corp	925
7,387		Cincinnati Financial Corp	216
2,162	*	Citizens, Inc (Class A)	15
1,391		CNA Financial Corp	40
11,225	*	Conseco, Inc	89
1,190		Crawford & Co (Class B)	8
2,444		Delphi Financial Group, Inc (Class A)	71
406		Donegal Group, Inc (Class A)	5
1,474	*	eHealth, Inc	20
168		EMC Insurance Group, Inc	3
1,950		Employers Holdings, Inc	33
2,054		Endurance Specialty Holdings Ltd	85
395	*	Enstar Group Ltd	41
1,505		Erie Indemnity Co (Class A)	106
2,321		Everest Re Group Ltd	190
881		FBL Financial Group, Inc (Class A)	28
11,312		Fidelity National Title Group, Inc (Class A)	178
5,526		First American Financial Corp	86
2,488		Flagstone Reinsurance Holdings Ltd	21
429	*	Fpic Insurance Group, Inc	18
24,828	*	Genworth Financial, Inc (Class A)	255
1,491	*	Greenlight Capital Re Ltd (Class A)	39
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	85
657		Harleysville Group, Inc	20
22,770		Hartford Financial Services Group, Inc	600
5,658		HCC Insurance Holdings, Inc	178
2,378	*	Hilltop Holdings, Inc	21
2,010		Horace Mann Educators Corp	31
357	*	Independence Holding Co	4
632		Infinity Property & Casualty Corp	35
212		Kansas City Life Insurance Co	7
15,830		Lincoln National Corp	451
16,034		Loews Corp	675
2,909		Maiden Holdings Ltd	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

490	*	Markel Corp	$194
27,723		Marsh & McLennan Cos, Inc	865
4,600		Max Capital Group Ltd	103
7,809	*	MBIA, Inc	68
2,850		Meadowbrook Insurance Group, Inc	28
1,373		Mercury General Corp	54
39,358		Metlife, Inc	1,727
3,129		Montpelier Re Holdings Ltd	56
2,320	*	National Financial Partners Corp	27
224		National Interstate Corp	5
56		National Western Life Insurance Co (Class A)	9
636	*	Navigators Group, Inc	30
12,729		Old Republic International Corp	150
1,314		OneBeacon Insurance Group Ltd (Class A)	18
3,479		PartnerRe Ltd	240
7,094	*	Phoenix Cos, Inc	17
2,129		Platinum Underwriters Holdings Ltd	71
1,106		Presidential Life Corp	12
1,724		Primerica, Inc	38
16,236		Principal Financial Group	494
1,464	*	ProAssurance Corp	102
33,135		Progressive Corp	708
4,503		Protective Life Corp	104
23,859		Prudential Financial, Inc	1,517
3,866		Reinsurance Group of America, Inc (Class A)	235
2,614		RenaissanceRe Holdings Ltd	183
697		RLI Corp	43
678		Safety Insurance Group, Inc	29
999		SeaBright Insurance Holdings, Inc	10
2,700		Selective Insurance Group, Inc	44
2,292		Stancorp Financial Group, Inc	97
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	12
3,411		Symetra Financial Corp	46
4,385		Torchmark Corp	281
1,864		Tower Group, Inc	44
3,162		Transatlantic Holdings, Inc	155
21,165		Travelers Cos, Inc	1,236
746	*	United America Indemnity Ltd	17
1,337		United Fire & Casualty Co	23
2,516		Unitrin, Inc	75
587		Universal Insurance Holdings, Inc	3
15,712		UnumProvident Corp	400
3,894		Validus Holdings Ltd	121
5,770		W.R. Berkley Corp	187
353		White Mountains Insurance Group Ltd	148
15,619		XL Capital Ltd	343

		TOTAL INSURANCE	28,095

MATERIALS - 4.4%
1,675		A. Schulman, Inc	42
226	*	AEP Industries, Inc	7
10,704		Air Products & Chemicals, Inc	1,023
4,241		Airgas, Inc	297
5,809		AK Steel Holding Corp	92
4,572		Albemarle Corp	316
52,542		Alcoa, Inc	833
5,557		Allegheny Technologies, Inc	353
4,499	*	Allied Nevada Gold Corp	159
1,252		AMCOL International Corp	48
928		American Vanguard Corp	12
3,382		Aptargroup, Inc	177
1,189		Arch Chemicals, Inc	41
4,098		Ashland, Inc	265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,755		Balchem Corp	$77
8,482		Ball Corp	326
5,432		Bemis Co, Inc	183
5,292		Boise, Inc	41
1,200	*	Brush Engineered Materials, Inc	44
2,317		Buckeye Technologies, Inc	63
3,319		Cabot Corp	132
2,978	*	Calgon Carbon Corp	51
2,419		Carpenter Technology Corp	140
1,087	*	Castle (A.M.) & Co	18
7,889		Celanese Corp (Series A)	421
3,364	*	Century Aluminum Co	53
3,640		CF Industries Holdings, Inc	516
340		Chase Corp	6
3,627	*	Chemtura	66
530	*	Clearwater Paper Corp	36
6,943		Cleveland-Cliffs, Inc	642
4,438	*	Coeur d’Alene Mines Corp	108
6,046		Commercial Metals Co	87
1,615		Compass Minerals International, Inc	139
8,215	*	Crown Holdings, Inc	319
2,481		Cytec Industries, Inc	142
567		Deltic Timber Corp	30
2,090		Domtar Corporation	198
59,482		Dow Chemical Co	2,141
46,233		Du Pont (E.I.) de Nemours & Co	2,499
2,311		Eagle Materials, Inc	64
3,595		Eastman Chemical Co	367
11,717		Ecolab, Inc	661
4,514	*	Ferro Corp	61
2,562	*	Flotek Industries, Inc	22
3,623		FMC Corp	312
47,968		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,537
954	*	FutureFuel Corp	12
2,908	*	General Moly, Inc	13
1,622	*	Georgia Gulf Corp	39
2,406		Glatfelter	37
2,943		Globe Specialty Metals, Inc	66
1,426	*	Gold Resource Corp	36
461	*	Golden Minerals Co	8
12,807	*	Golden Star Resources Ltd	28
1,211	*	Graham Packaging Co, Inc	31
8,058	*	Graphic Packaging Holding Co	44
1,790		Greif, Inc (Class A)	116
2,571		H.B. Fuller Co	63
459		Hawkins, Inc	17
750		Haynes International, Inc	46
2,769	*	Headwaters, Inc	9
14,157	*	Hecla Mining Co	109
2,056	*	Horsehead Holding Corp	27
9,393		Huntsman Corp	177
1,126		Innophos Holdings, Inc	55
1,190	*	Innospec, Inc	40
4,077		International Flavors & Fragrances, Inc	262
22,081		International Paper Co	658
2,641	*	Intrepid Potash, Inc	86
4,439	*	Jaguar Mining, Inc	21
620		Kaiser Aluminum Corp	34
2,023	*	Kapstone Paper and Packaging Corp	34
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	41
1,610	*	Kraton Polymers LLC	63
1,114		Kronos Worldwide, Inc	35
1,289	*	Landec Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,361	*	Louisiana-Pacific Corp	$52
901	*	LSB Industries, Inc	39
3,247		Lubrizol Corp	436
15,822		LyondellBasell Industries AF S.C.A	609
2,306		Martin Marietta Materials, Inc	184
8,578		MeadWestvaco Corp	286
566	*	Metals USA Holdings Corp	8
3,984	*	Midway Gold Corp	8
998		Minerals Technologies, Inc	66
2,837	*	Molycorp, Inc	173
27,081		Monsanto Co	1,964
13,926		Mosaic Co	943
1,570		Myers Industries, Inc	16
7,006		Nalco Holding Co	195
1,075		Neenah Paper, Inc	23
469		NewMarket Corp	80
24,572		Newmont Mining Corp	1,326
563		NL Industries, Inc	10
1,121	*	Noranda Aluminium Holding Corp	17
16,347		Nucor Corp	674
4,182		Olin Corp	95
529		Olympic Steel, Inc	15
1,636	*	OM Group, Inc	66
2,250	*	Omnova Solutions, Inc	16
8,262	*	Owens-Illinois, Inc	213
5,162		Packaging Corp of America	144
5,999	*	Paramount Gold and Silver Corp	20
4,735		PolyOne Corp	73
7,991		PPG Industries, Inc	725
15,329		Praxair, Inc	1,662
610		Quaker Chemical Corp	26
3,642		Reliance Steel & Aluminum Co	181
1,196	*	Revett Minerals, Inc	5
3,144		Rock-Tenn Co (Class A)	209
2,609	*	Rockwood Holdings, Inc	144
2,921		Royal Gold, Inc	171
6,583		RPM International, Inc	152
1,496	*	RTI International Metals, Inc	57
1,183		Schnitzer Steel Industries, Inc (Class A)	68
893		Schweitzer-Mauduit International, Inc	50
2,344		Scotts Miracle-Gro Co (Class A)	120
8,412		Sealed Air Corp	200
2,106	*	Senomyx, Inc	11
2,628		Sensient Technologies Corp	97
4,531		Sherwin-Williams Co	380
6,098		Sigma-Aldrich Corp	447
2,495		Silgan Holdings, Inc	102
6,548	*	Solutia, Inc	150
5,028		Sonoco Products Co	179
8,637		Southern Copper Corp (NY)	284
1,508	*	Spartech Corp	9
10,635		Steel Dynamics, Inc	173
417		Stepan Co	30
2,345	*	Stillwater Mining Co	52
1,361	*	STR Holdings, Inc	20
5,535		Temple-Inland, Inc	165
1,109		Texas Industries, Inc	46
668	*	Texas Petrochemicals, Inc	26
7,152	*	Thompson Creek Metals Co, Inc	71
4,523		Titanium Metals Corp	83
66	*	United States Lime & Minerals, Inc	3
7,587		United States Steel Corp	349
391	*	Universal Stainless & Alloy	18
1,179	*	US Energy Corp Wyoming	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,285	*	US Gold Corp	$32
4,845		Valspar Corp	175
3,459	*	Vista Gold Corp	10
6,530		Vulcan Materials Co	252
3,151		Walter Energy, Inc	365
2,666		Wausau Paper Corp	18
893		Westlake Chemical Corp	46
297	*	WHX Corp	5
2,913		Worthington Industries, Inc	67
3,834	*	WR Grace & Co	175
1,005	*	Zagg, Inc	13
1,145		Zep, Inc	22
1,635	*	Zoltek Cos, Inc	17

		TOTAL MATERIALS	33,806

MEDIA - 3.2%
924		AH Belo Corp (Class A)	7
1,425		Arbitron, Inc	59
4,724	*	Belo (A.H.) Corp (Class A)	36
12,329		Cablevision Systems Corp (Class A)	446
35,098		CBS Corp (Class B)	1,000
1,854	*	Central European Media Enterprises Ltd (Class A) Nasdaq	37
1,985	*	Charter Communications, Inc	108
3,438		Cinemark Holdings, Inc	71
2,051	*	Clear Channel Outdoor Holdings, Inc (Class A)	26
139,365		Comcast Corp (Class A)	3,532
1,802	*	Crown Media Holdings, Inc (Class A)	3
1,191	*	Cumulus Media, Inc (Class A)	4
38,800	*	DIRECTV	1,972
14,071	*	Discovery Communications, Inc (Class A)	576
10,000		DISH Network Corp (Class A)	307
3,607	*	DreamWorks Animation SKG, Inc (Class A)	72
1,252	*	Entercom Communications Corp (Class A)	11
2,637	*	Entravision Communications Corp (Class A)	5
1,802	*	EW Scripps Co (Class A)	17
354	*	Fisher Communications, Inc	11
11,774		Gannett Co, Inc	169
629	*	Global Sources Ltd	6
1,804	*	Gray Television, Inc	5
2,075		Harte-Hanks, Inc	17
1,063	*	interCLICK, Inc	8
24,665		Interpublic Group of Cos, Inc	308
2,263		John Wiley & Sons, Inc (Class A)	118
2,807	*	Journal Communications, Inc (Class A)	15
1,587	*	Knology, Inc	24
3,031	*	Lamar Advertising Co (Class A)	83
12,390	*	Liberty Global, Inc (Class A)	558
3,463	*	Liberty Media Corp - Capital (Series A)	297
2,637	*	Liberty Media Corp - Starz	198
1,798	*	Lin TV Corp (Class A)	9
3,620	*	Lions Gate Entertainment Corp	24
7,613	*	Live Nation, Inc	87
3,359	*	Madison Square Garden, Inc	92
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*	McClatchy Co (Class A)	9
15,391		McGraw-Hill Cos, Inc	645
1,288		MDC Partners, Inc	23
1,908		Meredith Corp	59
1,117		Morningstar, Inc	68
2,278		National CineMedia, Inc	39
6,951	*	New York Times Co (Class A)	61
115,977		News Corp (Class A)	2,053
542	*	Nexstar Broadcasting Group, Inc (Class A)	4
14,208		Omnicom Group, Inc	684

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

660		Outdoor Channel Holdings, Inc	$5
1,637		Primedia, Inc	12
490	*	ReachLocal, Inc	10
4,340		Regal Entertainment Group (Class A)	54
475	*	Rentrak Corp	8
1,378		Scholastic Corp	37
4,520		Scripps Networks Interactive (Class A)	221
3,111		Sinclair Broadcast Group, Inc (Class A)	34
205,247	*	Sirius XM Radio, Inc	449
19,012		Thomson Corp	714
16,994		Time Warner Cable, Inc	1,326
54,113		Time Warner, Inc	1,968
2,478	*	Valassis Communications, Inc	75
98		Value Line, Inc	1
29,559		Viacom, Inc (Class B)	1,507
16,043		Virgin Media, Inc	480
95,516		Walt Disney Co	3,729
2,602	*	Warner Music Group Corp	21
253		Washington Post Co (Class B)	106
1,281		World Wrestling Entertainment, Inc (Class A)	12

		TOTAL MEDIA	24,739

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
78,534		Abbott Laboratories	4,132
1,983	*	Achillion Pharmaceuticals, Inc	15
2,044	*	Acorda Therapeutics, Inc	66
376	*	Aegerion Pharmaceuticals, Inc	6
1,787	*	Affymax, Inc	12
4,200	*	Affymetrix, Inc	33
17,586	*	Agilent Technologies, Inc	899
2,860	*	Akorn, Inc	20
1,600	*	Albany Molecular Research, Inc	8
9,470	*	Alexion Pharmaceuticals, Inc	445
5,209	*	Alkermes, Inc	97
15,400		Allergan, Inc	1,282
4,202	*	Allos Therapeutics, Inc	9
2,039	*	Alnylam Pharmaceuticals, Inc	19
1,109	*	AMAG Pharmaceuticals, Inc	21
46,977	*	Amgen, Inc	2,741
1,022	*	Ampio Pharmaceuticals, Inc	8
7,598	*	Amylin Pharmaceuticals, Inc	101
826	*	Anthera Pharmaceuticals, Inc	7
803	*	Ardea Biosciences, Inc	20
7,276	*	Arena Pharmaceuticals, Inc	10
6,680	*	Ariad Pharmaceuticals, Inc	76
2,640	*	Arqule, Inc	16
3,660	*	Array Biopharma, Inc	8
2,455	*	Auxilium Pharmaceuticals, Inc	48
6,354	*	AVANIR Pharmaceuticals, Inc	21
1,342	*	AVEO Pharmaceuticals, Inc	28
4,441	*	AVI BioPharma, Inc	6
1,205	*	BioCryst Pharmaceuticals, Inc	5
12,211	*	Biogen Idec, Inc	1,306
5,472	*	BioMarin Pharmaceuticals, Inc	149
723	*	BioMimetic Therapeutics, Inc	4
1,030	*	Bio-Rad Laboratories, Inc (Class A)	123
3,493	*	Biosante Pharmaceuticals, Inc	10
215	*	Biospecifics Technologies Corp	5
1,108	*	Biotime, Inc	6
86,215		Bristol-Myers Squibb Co	2,497
4,265	*	Bruker BioSciences Corp	87
1,890	*	Cadence Pharmaceuticals, Inc	17
2,371	*	Caliper Life Sciences, Inc	19
1,815	*	Cambrex Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,390	*	Celgene Corp	$1,411
8,448	*	Cell Therapeutics, Inc	13
1,638	*	Celldex Therapeutics, Inc	6
3,975	*	Cephalon, Inc	318
3,215	*	Cepheid, Inc	111
2,608	*	Charles River Laboratories International, Inc	106
2,651	*	Chelsea Therapeutics International, Inc	13
1,143	*	Cleveland Biolabs, Inc	4
442	*	Codexis, Inc	4
3,725	*	Columbia Laboratories, Inc	12
2,926	*	Combinatorx, Inc	7
523	*	Complete Genomics, Inc	8
1,326	*	Corcept Therapeutics, Inc	5
318	*	Cornerstone Therapeutics, Inc	3
3,087	*	Covance, Inc	183
3,370	*	Cubist Pharmaceuticals, Inc	121
3,574	*	Curis, Inc	13
2,389	*	Cytori Therapeutics, Inc	11
7,690	*	Dendreon Corp	303
2,984	*	Depomed, Inc	24
3,494	*	Durect Corp	7
1,240	*	Dusa Pharmaceuticals, Inc	8
4,970	*	Dyax Corp	10
5,843	*	Dynavax Technologies Corp	16
51,658		Eli Lilly & Co	1,939
1,234	*	Emergent Biosolutions, Inc	28
5,765	*	Endo Pharmaceuticals Holdings, Inc	232
748	*	Endocyte, Inc	11
1,864	*	Enzo Biochem, Inc	8
2,632	*	Enzon Pharmaceuticals, Inc	26
2,888	*	eResearch Technology, Inc	18
2,644	*	Exact Sciences Corp	23
6,457	*	Exelixis, Inc	58
318	*	Fluidigm Corp	5
14,455	*	Forest Laboratories, Inc	569
512	*	Furiex Pharmaceuticals Inc	9
810	*	Genomic Health, Inc	23
6,445	*	Geron Corp	26
39,770	*	Gilead Sciences, Inc	1,647
971	*	GTx, Inc	5
3,942	*	Halozyme Therapeutics, Inc	27
1,104	*	Harvard Bioscience, Inc	6
458	*	Hi-Tech Pharmacal Co, Inc	13
8,495	*	Hospira, Inc	481
9,905	*	Human Genome Sciences, Inc	243
2,733	*	Idenix Pharmaceuticals, Inc	14
6,455	*	Illumina, Inc	485
3,568	*	Immunogen, Inc	43
3,543	*	Immunomedics, Inc	14
3,365	*	Impax Laboratories, Inc	73
4,807	*	Incyte Corp	91
1,026	*	Infinity Pharmaceuticals, Inc	8
2,480	*	Inhibitex, Inc	10
1,268	*	Insmed, Inc	15
2,471	*	InterMune, Inc	89
1,000	*	Ironwood Pharmaceuticals, Inc	16
5,202	*	Isis Pharmaceuticals, Inc	48
1,307	*	ISTA Pharmaceuticals, Inc	10
1,109	*	Jazz Pharmaceuticals, Inc	37
138,511		Johnson & Johnson	9,214
798	*	Kendle International, Inc	12
2,721	*	Keryx Biopharmaceuticals, Inc	13
2,515	*	KV Pharmaceutical Co (Class A)	7
832	*	Lannett Co, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,577	*	Lexicon Pharmaceuticals, Inc	$19
9,034	*	Life Technologies Corp	470
925	*	Ligand Pharmaceuticals, Inc (Class B)	11
2,138	*	Luminex Corp	45
2,990	*	MannKind Corp	11
1,093	*	MAP Pharmaceuticals, Inc	17
1,801		Maxygen, Inc	10
3,315	*	Medicines Co	55
3,195		Medicis Pharmaceutical Corp (Class A)	122
1,640	*	Medivation, Inc	35
388		Medtox Scientific, Inc	7
155,953		Merck & Co, Inc	5,504
1,320	*	Metabolix, Inc	9
1,682	*	Mettler-Toledo International, Inc	284
4,244	*	Micromet, Inc	24
1,926	*	Momenta Pharmaceuticals, Inc	37
22,115	*	Mylan Laboratories, Inc	546
4,340	*	Myriad Genetics, Inc	99
2,384	*	Nabi Biopharmaceuticals	13
4,982	*	Nektar Therapeutics	36
1,326	*	Neostem, Inc	2
2,526	*	Neurocrine Biosciences, Inc	20
4,336	*	Novavax, Inc	9
2,860	*	NPS Pharmaceuticals, Inc	27
1,040	*	Nymox Pharmaceutical Corp	9
1,070	*	Obagi Medical Products, Inc	10
511	*	OncoGenex Pharmaceutical, Inc	9
2,102	*	Oncothyreon, Inc	19
3,387	*	Onyx Pharmaceuticals, Inc	120
4,791	*	Opko Health, Inc	18
1,463	*	Optimer Pharmaceuticals, Inc	17
1,180	*	Orexigen Therapeutics, Inc	2
807	*	Osiris Therapeutics, Inc	6
1,723	*	Pacific Biosciences of California, Inc	20
1,792		Pain Therapeutics, Inc	7
1,830	*	Par Pharmaceutical Cos, Inc	60
3,098	*	Parexel International Corp	73
5,458		PDL BioPharma, Inc	32
2,716	*	Peregrine Pharmaceuticals, Inc	5
5,700		PerkinElmer, Inc	153
4,194		Perrigo Co	369
400,922		Pfizer, Inc	8,259
5,045		Pharmaceutical Product Development, Inc	136
1,960	*	Pharmacyclics, Inc	20
1,882	*	Pharmasset, Inc	211
1,715	*	PharmAthene, Inc	5
1,425	*	Pozen, Inc	6
1,419	*	Progenics Pharmaceuticals, Inc	10
10,977	*	Qiagen N.V.	209
2,696	*	Questcor Pharmaceuticals, Inc	65
533	*	Raptor Pharmaceutical Corp	3
3,683	*	Regeneron Pharmaceuticals, Inc	209
3,471	*	Rigel Pharmaceuticals, Inc	32
345	*	Sagent Pharmaceuticals	9
3,014	*	Salix Pharmaceuticals Ltd	120
2,157	*	Sangamo Biosciences, Inc	13
2,882	*	Santarus, Inc	10
3,562	*	Savient Pharmaceuticals, Inc	27
1,987	*	Sciclone Pharmaceuticals, Inc	12
4,880	*	Seattle Genetics, Inc	100
4,993	*	Sequenom, Inc	38
1,470	*	SIGA Technologies, Inc	14
2,652	*	Spectrum Pharmaceuticals, Inc	25
620	*	Sucampo Pharmaceuticals, Inc (Class A)	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,656	*	SuperGen, Inc	$8
1,092	*	Synta Pharmaceuticals Corp	5
1,257	*	Targacept, Inc	26
1,900		Techne Corp	159
3,469	*	Theravance, Inc	77
19,364	*	Thermo Electron Corp	1,247
2,600	*	United Therapeutics Corp	143
1,501	*	Vanda Pharmaceuticals, Inc	11
10,747	*	Vertex Pharmaceuticals, Inc	559
3,055	*	Vical, Inc	13
4,346	*	Viropharma, Inc	80
4,243	*	Vivus, Inc	35
8,575		Warner Chilcott plc	207
4,630	*	Waters Corp	443
5,632	*	Watson Pharmaceuticals, Inc	387
1,508	*	Xenoport, Inc	11
2,912	*	ZIOPHARM Oncology, Inc	18

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	54,013

REAL ESTATE - 3.0%
2,117		Acadia Realty Trust	43
505		Agree Realty Corp	11
104		Alexander’s, Inc	41
2,762		Alexandria Real Estate Equities, Inc	214
21,441		AMB Property Corp	768
1,470		American Assets Trust,Inc	33
3,566		American Campus Communities, Inc	127
6,691		American Capital Agency Corp	195
41,597		Annaly Capital Management, Inc	750
6,519		Anworth Mortgage Asset Corp	49
6,369		Apartment Investment & Management Co (Class A)	163
867		Apollo Commercial Real Estate Finance, Inc	14
2,517	*	ARMOUR Residential REIT, Inc	18
2,185		Ashford Hospitality Trust, Inc	27
2,073		Associated Estates Realty Corp	34
4,387		AvalonBay Communities, Inc	563
454	*	Avatar Holdings, Inc	7
7,185		BioMed Realty Trust, Inc	138
7,352		Boston Properties, Inc	780
7,051		Brandywine Realty Trust	82
3,765		BRE Properties, Inc (Class A)	188
3,481		Camden Property Trust	221
1,900		Campus Crest Communities, Inc	25
3,499		Capital Lease Funding, Inc	17
3,918		Capstead Mortgage Corp	53
15,013	*	CB Richard Ellis Group, Inc (Class A)	377
7,851		CBL & Associates Properties, Inc	142
2,712		Cedar Shopping Centers, Inc	14
464		Chatham Lodging Trust	7
1,642		Chesapeake Lodging Trust	28
51,853		Chimera Investment Corp	179
2,241		Cogdell Spencer, Inc	13
4,203		Colonial Properties Trust	86
1,674		Colony Financial, Inc	30
378		Consolidated-Tomoka Land Co	11
800		Coresite Realty	13
3,601		Corporate Office Properties Trust	112
4,773		Cousins Properties, Inc	41
2,905		CreXus Investment Corp	32
1,400		Cypress Sharpridge Investments, Inc	18
12,464		DCT Industrial Trust, Inc	65
11,153		Developers Diversified Realty Corp	157
8,158		DiamondRock Hospitality Co	88
4,811		Digital Realty Trust, Inc	297

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,476		Douglas Emmett, Inc	$129
12,782		Duke Realty Corp	179
2,984		DuPont Fabros Technology, Inc	75
2,046		Dynex Capital, Inc	20
1,377		EastGroup Properties, Inc	59
3,632		Education Realty Trust, Inc	31
2,472		Entertainment Properties Trust	115
1,377		Equity Lifestyle Properties, Inc	86
2,074		Equity One, Inc	39
14,683		Equity Residential	881
1,645		Essex Property Trust, Inc	223
803		Excel Trust, Inc	9
4,748		Extra Space Storage, Inc	101
3,147		Federal Realty Investment Trust	268
6,309	*	FelCor Lodging Trust, Inc	34
3,935	*	First Industrial Realty Trust, Inc	45
2,547		First Potomac Realty Trust	39
6,922	*	Forest City Enterprises, Inc (Class A)	129
1,790	*	Forestar Real Estate Group, Inc	29
3,639		Franklin Street Properties Corp	47
28,469		General Growth Properties, Inc	475
1,193		Getty Realty Corp	30
498		Gladstone Commercial Corp	9
5,029		Glimcher Realty Trust	48
1,600		Government Properties Income Trust	43
4,020		Hatteras Financial Corp	113
20,499		HCP, Inc	752
9,371		Health Care REIT, Inc	491
3,664		Healthcare Realty Trust, Inc	76
7,134		Hersha Hospitality Trust	40
3,786		Highwoods Properties, Inc	125
2,096		Home Properties, Inc	128
6,635		Hospitality Properties Trust	161
34,558		Host Marriott Corp	586
1,086	*	Howard Hughes Corp	71
3,368		HRPT Properties Trust	87
1,133		Hudson Pacific Properties	18
4,699		Inland Real Estate Corp	41
4,043		Invesco Mortgage Capital, Inc	85
3,940		Investors Real Estate Trust	34
5,389	*	iStar Financial, Inc	44
2,166		Jones Lang LaSalle, Inc	204
1,173		Kennedy-Wilson Holdings, Inc	14
2,878		Kilroy Realty Corp	114
20,553		Kimco Realty Corp	383
2,891		Kite Realty Group Trust	14
4,298		LaSalle Hotel Properties	113
6,009		Lexington Corporate Properties Trust	55
5,687		Liberty Property Trust	185
1,314		LTC Properties, Inc	37
6,802		Macerich Co	364
4,389		Mack-Cali Realty Corp	145
2,548	*	Maguire Properties, Inc	7
6,789		Medical Properties Trust, Inc	78
18,015		MFA Mortgage Investments, Inc	145
1,850		Mid-America Apartment Communities, Inc	125
1,230		Mission West Properties, Inc	11
2,597		Monmouth Real Estate Investment Corp (Class A)	22
1,400		National Health Investors, Inc	62
4,688		National Retail Properties, Inc	115
5,757		Nationwide Health Properties, Inc	238
3,788	*	Newcastle Investment Corp	22
3,670		NorthStar Realty Finance Corp	15
2,098		NRDC Acquisition Corp	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,124		Omega Healthcare Investors, Inc	$108
567		One Liberty Properties, Inc	9
946		Parkway Properties, Inc	16
2,560		Pebblebrook Hotel Trust	52
2,924		Pennsylvania Real Estate Investment Trust	46
1,391		Pennymac Mortgage Investment Trust	23
8,735		Piedmont Office Realty Trust, Inc	178
8,182		Plum Creek Timber Co, Inc	332
2,516		Post Properties, Inc	103
2,094		Potlatch Corp	74
903		PS Business Parks, Inc	50
7,096		Public Storage, Inc	809
5,211		RAIT Investment Trust	11
1,967		Ramco-Gershenson Properties	24
4,105		Rayonier, Inc	268
5,513		Realty Income Corp	185
4,253		Redwood Trust, Inc	64
4,546		Regency Centers Corp	200
1,355		Resource Capital Corp	9
1,385		RLJ Lodging Trust	24
1,246		Sabra Healthcare REIT, Inc	21
330		Saul Centers, Inc	13
7,177		Senior Housing Properties Trust	168
15,351		Simon Property Group, Inc	1,784
4,148		SL Green Realty Corp	344
1,302		Sovran Self Storage, Inc	53
3,295	*	St. Joe Co	69
828		STAG Industrial, Inc	10
4,726		Starwood Property Trust, Inc	97
8,848	*	Strategic Hotels & Resorts, Inc	63
1,510		Summit Hotel Properties, Inc	17
1,069		Sun Communities, Inc	40
6,003	*	Sunstone Hotel Investors, Inc	56
4,276		Tanger Factory Outlet Centers, Inc	114
2,937		Taubman Centers, Inc	174
790	*	Tejon Ranch Co	27
400		Terreno Realty Corp	7
3,700		Two Harbors Investment Corp	40
9,785		UDR, Inc	240
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	44
1,407		Urstadt Biddle Properties, Inc (Class A)	25
4,966		U-Store-It Trust	52
8,296		Ventas, Inc	437
8,538		Vornado Realty Trust	796
1,139		Walter Investment Management Corp	25
3,217		Washington Real Estate Investment Trust	105
5,688		Weingarten Realty Investors	143
27,322		Weyerhaeuser Co	597
965		Winthrop Realty Trust	12

		TOTAL REAL ESTATE	22,920

RETAILING - 3.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	4
2,441	*	99 Cents Only Stores	50
3,952		Aaron’s, Inc	112
4,665		Abercrombie & Fitch Co (Class A)	312
4,108		Advance Auto Parts, Inc	240
4,938	*	Aeropostale, Inc	86
18,365	*	Amazon.com, Inc	3,756
10,078		American Eagle Outfitters, Inc	128
580	*	America’s Car-Mart, Inc	19
2,966	*	Ann Taylor Stores Corp	77
1,889	*	Asbury Automotive Group, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,206	*	Audiovox Corp (Class A)	$9
3,354	*	Autonation, Inc	123
1,348	*	Autozone, Inc	397
1,455		Barnes & Noble, Inc	24
1,533		Bebe Stores, Inc	9
12,582	*	Bed Bath & Beyond, Inc	734
16,527		Best Buy Co, Inc	519
1,412		Big 5 Sporting Goods Corp	11
3,752	*	Big Lots, Inc	124
672	*	Blue Nile, Inc	30
578	*	Body Central Corp	14
447		Bon-Ton Stores, Inc/the	4
2,300		Brown Shoe Co, Inc	24
1,313		Buckle, Inc	56
968	*	Build-A-Bear Workshop, Inc	6
2,068	*	Cabela’s, Inc	56
11,175	*	Carmax, Inc	370
2,260	*	Casual Male Retail Group, Inc	9
966		Cato Corp (Class A)	28
6,044	*	Charming Shoppes, Inc	25
8,858		Chico’s FAS, Inc	135
1,325	*	Children’s Place Retail Stores, Inc	59
2,493		Christopher & Banks Corp	14
836	*	Citi Trends, Inc	13
1,463	*	Coldwater Creek, Inc	2
3,407	*	Collective Brands, Inc	50
679	*	Conn’s, Inc	6
638	*	Core-Mark Holding Co, Inc	23
950	*	Cost Plus, Inc	10
476		Destination Maternity Corp	10
4,676	*	Dick’s Sporting Goods, Inc	180
1,803		Dillard’s, Inc (Class A)	94
3,558	*	Dollar General Corp	121
6,443	*	Dollar Tree, Inc	429
1,314	*	DSW, Inc (Class A)	67
9,800		Expedia, Inc	284
820		Express Parent LLC	18
6,183		Family Dollar Stores, Inc	325
2,617		Finish Line, Inc (Class A)	56
8,270		Foot Locker, Inc	196
2,092		Fred’s, Inc (Class A)	30
6,924	*	GameStop Corp (Class A)	185
20,534		Gap, Inc	372
1,189	*	Genesco, Inc	62
7,950		Genuine Parts Co	433
1,288		Group 1 Automotive, Inc	53
3,453		Guess ?, Inc	145
1,232		Haverty Furniture Cos, Inc	14
892	*	hhgregg, Inc	12
1,477	*	Hibbett Sports, Inc	60
80,744		Home Depot, Inc	2,925
2,222		Hot Topic, Inc	17
2,163	*	HSN, Inc	71
8,352		JC Penney Co, Inc	289
1,456	*	JOS A Bank Clothiers, Inc	73
891	*	Kirkland’s, Inc	11
14,724		Kohl’s Corp	736
30,591	*	Liberty Media Holding Corp (Interactive A)	513
13,521		Limited Brands, Inc	520
1,111		Lithia Motors, Inc (Class A)	22
7,568	*	LKQ Corp	197
65,785		Lowe’s Cos, Inc	1,533
1,022	*	Lumber Liquidators, Inc	26
21,507		Macy’s, Inc	629

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,129	*	MarineMax, Inc	$10
2,734		Men’s Wearhouse, Inc	92
1,144		Monro Muffler, Inc	43
2,655	*	NetFlix, Inc	697
888	*	New York & Co, Inc	4
8,242		Nordstrom, Inc	387
1,665		Nutri/System, Inc	23
14,046	*	Office Depot, Inc	59
4,293	*	OfficeMax, Inc	34
1,309	*	Orbitz Worldwide, Inc	3
6,946	*	O’Reilly Automotive, Inc	455
840	*	Overstock.com, Inc	13
2,275	*	Pacific Sunwear Of California, Inc	6
2,259		Penske Auto Group, Inc	51
2,583		PEP Boys - Manny Moe & Jack	28
1,182		PetMed Express, Inc	14
5,722		Petsmart, Inc	260
5,358	*	Pier 1 Imports, Inc	62
2,509	*	Priceline.com, Inc	1,284
5,358		RadioShack Corp	71
3,215		Rent-A-Center, Inc	98
5,942		Ross Stores, Inc	476
769	*	Rue21, Inc	25
5,829	*	Saks, Inc	65
5,024	*	Sally Beauty Holdings, Inc	86
1,956	*	Sears Holdings Corp	140
2,905	*	Select Comfort Corp	52
517	*	Shoe Carnival, Inc	16
1,500	*	Shutterfly, Inc	86
4,387	*	Signet Jewelers Ltd	205
2,027		Sonic Automotive, Inc (Class A)	30
210	*	Sourceforge, Inc	6
1,811		Stage Stores, Inc	30
36,045		Staples, Inc	570
1,440		Stein Mart, Inc	14
461		Systemax, Inc	7
3,432	*	Talbots, Inc	11
34,828		Target Corp	1,634
6,456		Tiffany & Co	507
19,504		TJX Companies, Inc	1,025
3,651		Tractor Supply Co	244
1,789	*	Tuesday Morning Corp	8
2,292	*	Ulta Salon Cosmetics & Fragrance, Inc	148
6,051	*	Urban Outfitters, Inc	170
658	*	US Auto Parts Network, Inc	5
2,104	*	Valuevision International, Inc (Class A)	16
1,261	*	Vitamin Shoppe, Inc	58
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	23
5,095		Williams-Sonoma, Inc	186
133		Winmark Corp	6
1,626	*	Zale Corp	9
933	*	Zumiez, Inc	23

		TOTAL RETAILING	27,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
2,343	*	Advanced Analogic Technologies, Inc	14
2,226	*	Advanced Energy Industries, Inc	33
31,059	*	Advanced Micro Devices, Inc	217
15,906		Altera Corp	737
4,798	*	Amkor Technology, Inc	30
478	*	Amtech Systems, Inc	10
3,097	*	Anadigics, Inc	10
15,138		Analog Devices, Inc	593

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

66,626		Applied Materials, Inc	$867
3,650	*	Applied Micro Circuits Corp	32
24,398	*	Atmel Corp	343
1,604	*	ATMI, Inc	33
9,665		Avago Technologies Ltd	367
5,359	*	Axcelis Technologies, Inc	9
1,469	*	AXT, Inc	12
27,084		Broadcom Corp (Class A)	911
3,308	*	Brooks Automation, Inc	36
1,186	*	Cabot Microelectronics Corp	55
2,448	*	Cavium Networks, Inc	107
1,230	*	Ceva, Inc	37
3,363	*	Cirrus Logic, Inc	53
1,302		Cohu, Inc	17
5,675	*	Cree, Inc	191
1,601	*	Cymer, Inc	79
8,640		Cypress Semiconductor Corp	183
1,921	*	Diodes, Inc	50
1,224	*	DSP Group, Inc	11
6,714	*	Entegris, Inc	68
4,328	*	Entropic Communications, Inc	39
2,444	*	Exar Corp	15
6,623	*	Fairchild Semiconductor International, Inc	111
2,013	*	FEI Co	77
3,006	*	First Solar, Inc	398
2,618	*	Formfactor, Inc	24
2,182	*	Freescale Semiconductor Holdings Ltd	40
1,543	*	FSI International, Inc	4
1,030	*	GSI Technology, Inc	7
6,373	*	GT Solar International, Inc	103
1,583	*	Hittite Microwave Corp	98
1,024	*	Inphi Corp	18
9,197	*	Integrated Device Technology, Inc	72
1,216	*	Integrated Silicon Solution, Inc	12
267,888		Intel Corp	5,936
3,528	*	International Rectifier Corp	99
6,580		Intersil Corp (Class A)	85
1,231	*	IXYS Corp	18
8,488		Kla-Tencor Corp	344
4,206	*	Kopin Corp	20
3,600	*	Kulicke & Soffa Industries, Inc	40
6,321	*	Lam Research Corp	280
5,950	*	Lattice Semiconductor Corp	39
11,504		Linear Technology Corp	380
30,588	*	LSI Logic Corp	218
2,408	*	LTX-Credence Corp	22
25,651	*	Marvell Technology Group Ltd	379
14,918		Maxim Integrated Products, Inc	381
383	*	MaxLinear, Inc	3
12,002	*	MEMC Electronic Materials, Inc	102
2,455		Micrel, Inc	26
9,623		Microchip Technology, Inc	365
42,944	*	Micron Technology, Inc	321
4,543	*	Microsemi Corp	93
1,664	*	Mindspeed Technologies, Inc	13
2,847	*	MIPS Technologies, Inc	20
2,658		MKS Instruments, Inc	70
1,520	*	Monolithic Power Systems, Inc	23
1,391	*	MoSys, Inc	8
1,014	*	Nanometrics, Inc	19
12,708		National Semiconductor Corp	313
3,449	*	Netlogic Microsystems, Inc	139
4,512	*	Novellus Systems, Inc	163
258	*	NVE Corp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

29,569	*	Nvidia Corp	$471
2,767	*	Omnivision Technologies, Inc	96
22,681	*	ON Semiconductor Corp	237
1,181	*	PDF Solutions, Inc	7
1,447	*	Pericom Semiconductor Corp	13
2,703	*	Photronics, Inc	23
1,628	*	PLX Technology, Inc	6
11,786	*	PMC - Sierra, Inc	89
1,292		Power Integrations, Inc	50
5,683	*	Rambus, Inc	83
13,977	*	RF Micro Devices, Inc	86
782	*	Rubicon Technology, Inc	13
1,464	*	Rudolph Technologies, Inc	16
3,192	*	Semtech Corp	87
1,525	*	Sigma Designs, Inc	12
1,816	*	Silicon Image, Inc	12
2,178	*	Silicon Laboratories, Inc	90
9,357	*	Skyworks Solutions, Inc	215
2,527	*	Spansion, Inc	49
1,279	*	Standard Microsystems Corp	35
2,241	*	Sunpower Corp (Class A)	43
145	*	Supertex, Inc	3
9,372	*	Teradyne, Inc	139
2,769	*	Tessera Technologies, Inc	47
58,683		Texas Instruments, Inc	1,927
8,183	*	Triquint Semiconductor, Inc	83
928	*	Ultra Clean Holdings	8
1,279	*	Ultratech, Inc	39
3,936	*	Varian Semiconductor Equipment Associates, Inc	242
2,021	*	Veeco Instruments, Inc	98
1,235	*	Volterra Semiconductor Corp	30
13,353		Xilinx, Inc	487
2,706	*	Zoran Corp	23

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,916

SOFTWARE & SERVICES - 8.6%
2,523	*	Accelrys, Inc	18
31,507		Accenture plc	1,904
1,790	*	ACI Worldwide, Inc	60
607	*	Active Network, Inc	11
23,930		Activision Blizzard, Inc	280
2,448	*	Actuate Corp	14
3,603	*	Acxiom Corp	47
25,485	*	Adobe Systems, Inc	802
1,656	*	Advent Software, Inc	47
9,598	*	Akamai Technologies, Inc	302
2,664	*	Alliance Data Systems Corp	251
9,370	*	Amdocs Ltd	285
764		American Software, Inc (Class A)	6
1,605	*	Ancestry.com, Inc	66
4,800	*	Ansys, Inc	262
5,610	*	AOL, Inc	111
4,883	*	Ariba, Inc	168
4,286	*	Aspen Technology, Inc	74
12,113	*	Autodesk, Inc	468
25,248		Automatic Data Processing, Inc	1,330
2,369		Blackbaud, Inc	66
1,799	*	Blackboard, Inc	78
8,939	*	BMC Software, Inc	489
1,196	*	Booz Allen Hamilton Holding Co	23
1,713	*	Bottomline Technologies, Inc	42
6,224		Broadridge Financial Solutions, Inc	150
1,143	*	BroadSoft, Inc	44
19,383		CA, Inc	443

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,556	*	CACI International, Inc (Class A)	$98
14,290	*	Cadence Design Systems, Inc	151
1,555	*	Callidus Software, Inc	9
2,159	*	Cardtronics, Inc	51
398		Cass Information Systems, Inc	15
3,700	*	Ciber, Inc	20
9,495	*	Citrix Systems, Inc	760
643	*,m	Clinical Data, Inc	1
15,373	*	Cognizant Technology Solutions Corp (Class A)	1,127
2,159	*	Commvault Systems, Inc	96
7,822		Computer Sciences Corp	297
760	*	Computer Task Group, Inc	10
11,006	*	Compuware Corp	107
1,622	*	comScore, Inc	42
2,256	*	Concur Technologies, Inc	113
1,503	*	Constant Contact, Inc	38
5,243	*	Convergys Corp	71
629	*	Convio, Inc	7
577	*	Cornerstone OnDemand, Inc	10
1,795	*	CSG Systems International, Inc	33
2,053	*	DealerTrack Holdings, Inc	47
1,002	*	Deltek, Inc	8
412	*	Demand Media, Inc	6
1,654	*	DemandTec, Inc	15
2,464	*	Dice Holdings, Inc	33
2,001	*	Digital River, Inc	64
335	*	DMRC Corp	12
1,703		DST Systems, Inc	90
5,728		Earthlink, Inc	44
58,238	*	eBay, Inc	1,879
1,521	*	Ebix, Inc	29
539	*	Echo Global Logistics, Inc	9
16,785	*	Electronic Arts, Inc	396
993	*	Envestnet, Inc	15
1,587		EPIQ Systems, Inc	23
206	*	ePlus, Inc	5
2,338	*	Equinix, Inc	236
2,804	*	Euronet Worldwide, Inc	43
863	*	ExlService Holdings, Inc	20
408	*	Eyeblaster, Inc	9
2,331		Factset Research Systems, Inc	239
2,007		Fair Isaac Corp	61
2,479	*	FalconStor Software, Inc	11
13,376		Fidelity National Information Services, Inc	412
4,905	*	First American Corp	82
7,254	*	Fiserv, Inc	454
850	*	FleetCor Technologies, Inc	25
901		Forrester Research, Inc	30
6,047	*	Fortinet, Inc	165
4,737	*	Gartner, Inc	191
6,359	*	Genpact Ltd	110
2,712	*	Global Cash Access, Inc	9
4,051		Global Payments, Inc	207
2,157	*	Glu Mobile, Inc	11
12,501	*	Google, Inc (Class A)	6,330
680	*	Guidance Software, Inc	6
1,547	*	Hackett Group, Inc	8
1,893		Heartland Payment Systems, Inc	39
3,483	*	IAC/InterActiveCorp	133
1,449		iGate Corp	24
5,344	*	Informatica Corp	312
2,218	*	Infospace, Inc	20
1,116	*	Integral Systems, Inc	13
803	*	Interactive Intelligence, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,256	*	Internap Network Services Corp	$24
61,201		International Business Machines Corp	10,499
14,216	*	Intuit, Inc	737
2,389	*	j2 Global Communications, Inc	67
4,357		Jack Henry & Associates, Inc	131
2,111	*	JDA Software Group, Inc	65
1,328	*	Kenexa Corp	32
941		Keynote Systems, Inc	20
1,804	*	KIT Digital, Inc	22
1,667	*	Knot, Inc	17
7,345	*	Lawson Software, Inc	82
4,363		Lender Processing Services, Inc	91
3,363	*	Limelight Networks, Inc	15
450	*	LinkedIn Corp	41
3,304	*	Lionbridge Technologies	10
947	*	Liquidity Services, Inc	22
2,686	*	Liveperson, Inc	38
1,024	*	LogMeIn, Inc	40
1,663	*	LoopNet, Inc	31
3,399	*	Magma Design Automation, Inc	27
1,259	*	Manhattan Associates, Inc	43
1,171		Mantech International Corp (Class A)	52
1,311		Marchex, Inc (Class B)	12
5,382		Mastercard, Inc (Class A)	1,622
683		MAXIMUS, Inc	56
5,422	*	Mentor Graphics Corp	69
4,046	*	Micros Systems, Inc	201
374,963		Microsoft Corp	9,749
425	*	MicroStrategy, Inc (Class A)	69
2,352		ModusLink Global Solutions, Inc	11
4,696	*	MoneyGram International, Inc	16
1,800	*	Monotype Imaging Holdings, Inc	25
6,677	*	Monster Worldwide, Inc	98
1,841	*	Motricity, Inc	14
8,584	*	Move, Inc	19
390	*	NCI, Inc (Class A)	9
1,671	*	Ness Technologies, Inc	13
1,792	*	Netscout Systems, Inc	37
1,383	*	NetSuite, Inc	54
3,728	*	NeuStar, Inc (Class A)	98
3,206		NIC, Inc	43
12,038	*	Nuance Communications, Inc	258
1,193	*	OpenTable, Inc	99
4,315	*	Openwave Systems, Inc	10
721		Opnet Technologies, Inc	30
194,086		Oracle Corp	6,387
6,032	*	Parametric Technology Corp	138
16,218		Paychex, Inc	498
792		Pegasystems, Inc	37
1,252	*	Perficient, Inc	13
958	*	PRG-Schultz International, Inc	7
3,430	*	Progress Software Corp	83
1,099	*	PROS Holdings, Inc	19
400	*	QAD, Inc (Class A)	4
3,549	*	QLIK Technologies, Inc	121
2,811	*	Quest Software, Inc	64
1,192	*	QuinStreet, Inc	15
5,131	*	Rackspace Hosting, Inc	219
2,031	*	Radiant Systems, Inc	42
1,970	*	RealD, Inc	46
4,340	*	RealNetworks, Inc	15
1,540	*	RealPage, Inc	41
9,757	*	Red Hat, Inc	448
781		Renaissance Learning, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

487	*	Responsys, Inc	$9
1,137	*	RightNow Technologies, Inc	37
560	*	Rosetta Stone, Inc	9
5,671	*	Rovi Corp	325
2,512	*	S1 Corp	19
1,356	*	Saba Software, Inc	12
14,297	*	SAIC, Inc	240
6,766	*	Salesforce.com, Inc	1,008
5,190		Sapient Corp	78
2,280	*	SAVVIS, Inc	90
611	*	Sciquest, Inc	10
492	*	ServiceSource International LLC	11
1,583	*	Smith Micro Software, Inc	7
2,865	*	SolarWinds, Inc	75
3,564		Solera Holdings, Inc	211
1,445	*	Sourcefire, Inc	43
262	*	SPS Commerce, Inc	5
2,391	*	SRA International, Inc (Class A)	74
470	*	SRS Labs, Inc	5
620	*	SS&C Technologies Holdings, Inc	12
1,120		Stamps.com, Inc	15
3,981	*	SuccessFactors, Inc	117
2,697	*	SupportSoft, Inc	13
38,167	*	Symantec Corp	753
1,334	*	Synchronoss Technologies, Inc	42
7,479	*	Synopsys, Inc	192
744		Syntel, Inc	44
1,633	*	TA Indigo Holding Corp	28
3,743	*	Take-Two Interactive Software, Inc	57
2,022	*	Taleo Corp (Class A)	75
598	*	TechTarget, Inc	5
1,946	*	TeleCommunication Systems, Inc (Class A)	9
834	*	TeleNav, Inc	15
1,647	*	TeleTech Holdings, Inc	35
8,529	*	Teradata Corp	513
3,557	*	THQ, Inc	13
8,757	*	TIBCO Software, Inc	254
5,735	*	TiVo, Inc	59
1,534	*	TNS, Inc	25
8,268		Total System Services, Inc	154
285	*	Travelzoo, Inc	18
1,686	*	Tyler Technologies, Inc	45
1,323	*	Ultimate Software Group, Inc	72
2,353	*	Unisys Corp	60
4,557		United Online, Inc	28
4,321	*	Valueclick, Inc	72
1,577	*	Vasco Data Security International	20
4,529	*	VeriFone Systems, Inc	201
1,073	*	Verint Systems, Inc	40
8,653		VeriSign, Inc	290
2,063		VirnetX Holding Corp	60
620	*	Virtusa Corp	12
26,426		Visa, Inc (Class A)	2,227
2,222	*	VistaPrint Ltd	106
4,280	*	VMware, Inc (Class A)	429
792	*	Vocus, Inc	24
4,167	*	Wave Systems Corp	12
4,658	*	WebMD Health Corp (Class A)	212
2,294	*	Websense, Inc	60
1,494	*	Website Pros, Inc	18
32,574		Western Union Co	652
1,956	*	Wright Express Corp	102
65,812	*	Yahoo!, Inc	990
3,311	*	Zix Corp	13

		TOTAL SOFTWARE & SERVICES	$66,186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
2,645	*	Acme Packet, Inc	$185
3,005		Adtran, Inc	116
1,334	*	Agilysys, Inc	11
8,883		Amphenol Corp (Class A)	480
1,061	*	Anaren, Inc	23
1,463		Anixter International, Inc	96
46,630	*	Apple, Inc	15,652
6,732	*	Arris Group, Inc	78
5,741	*	Arrow Electronics, Inc	238
4,318	*	Aruba Networks, Inc	128
1,355	*	Avid Technology, Inc	26
7,723	*	Avnet, Inc	246
2,526		AVX Corp	39
995	*	AX Holding Corp	18
674		Bel Fuse, Inc (Class B)	15
3,073	*	Benchmark Electronics, Inc	51
1,630	*	BigBand Networks, Inc	3
973		Black Box Corp	30
2,165	*	Blue Coat Systems, Inc	47
1,815	*	Bookham, Inc	12
3,698	*	Brightpoint, Inc	30
23,844	*	Brocade Communications Systems, Inc	154
1,907	*	Calix Networks, Inc	40
2,124	*	Checkpoint Systems, Inc	38
4,899	*	Ciena Corp	90
277,919		Cisco Systems, Inc	4,338
2,099		Cognex Corp	74
1,347	*	Coherent, Inc	74
1,497		Comtech Telecommunications Corp	42
79,308		Corning, Inc	1,439
1,943	*	Cray, Inc	12
1,799		CTS Corp	17
2,087		Daktronics, Inc	23
591		DDi Corp	6
82,802	*	Dell, Inc	1,380
1,322	*	DG FastChannel, Inc	42
3,297		Diebold, Inc	102
1,490	*	Digi International, Inc	19
2,836	*	Dolby Laboratories, Inc (Class A)	120
2,969	*	Dot Hill Systems Corp	8
1,039	*	DTS, Inc	42
1,837	*	Echelon Corp	17
1,973	*	EchoStar Corp (Class A)	72
1,000		Electro Rent Corp	17
1,450	*	Electro Scientific Industries, Inc	28
3,012	*	Electronics for Imaging, Inc	52
805	*	eMagin Corp	5
103,963	*	EMC Corp	2,864
4,555	*	EMCORE Corp	12
956	*	EMS Technologies, Inc	31
3,637	*	Emulex Corp	31
4,537	*	Extreme Networks, Inc	15
4,236	*	F5 Networks, Inc	467
1,026	*	Fabrinet	25
910	*	FARO Technologies, Inc	40
3,991	*	Finisar Corp	72
8,113		Flir Systems, Inc	273
1,221	*	Gerber Scientific, Inc	14
1,197	*	Globecomm Systems, Inc	19
1,328	*	GSI Group, Inc	16
5,307	*	Harmonic, Inc	38
6,435		Harris Corp	290

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,340	*	Harris Stratex Networks, Inc (Class A)	$13
109,343		Hewlett-Packard Co	3,980
2,391	*	Hypercom Corp	24
1,552	*	Imation Corp	15
1,615	*	Immersion Corp	14
5,305	*	Infinera Corp	37
7,896	*	Ingram Micro, Inc (Class A)	143
2,496	*	Insight Enterprises, Inc	44
2,201		InterDigital, Inc	90
2,592	*	Intermec, Inc	29
1,163	*	Intevac, Inc	12
1,382	*	IPG Photonics Corp	100
2,131	*	Itron, Inc	103
1,708	*	Ixia	22
9,514		Jabil Circuit, Inc	192
11,409	*	JDS Uniphase Corp	190
26,943	*	Juniper Networks, Inc	849
758	*	KVH Industries, Inc	8
4,064	*	L-1 Identity Solutions, Inc	48
852	*	LeCroy Corp	10
3,991	*	Lexmark International, Inc (Class A)	117
1,154		Littelfuse, Inc	68
522	*	Loral Space & Communications, Inc	36
1,385	*	Maxwell Technologies, Inc	22
742	*	Measurement Specialties, Inc	26
1,540	*	Mercury Computer Systems, Inc	29
559	*	Meru Networks, Inc	7
2,035		Methode Electronics, Inc	24
4,736	*	Microvision, Inc	6
6,577		Molex, Inc	169
13,184	*	Motorola Mobility Holdings, Inc	291
15,204	*	Motorola, Inc	700
860		MTS Systems Corp	36
555	*	Multi-Fineline Electronix, Inc	12
4,591		National Instruments Corp	136
8,029	*	NCR Corp	152
18,585	*	NetApp, Inc	981
1,861	*	Netgear, Inc	81
2,159	*	Newport Corp	39
1,922	*	Novatel Wireless, Inc	11
496	*	Numerex Corp	5
2,560	*	OCZ Technology Group, Inc	20
1,210	*	Oplink Communications, Inc	23
1,144	*	OpNext, Inc	3
970	*	OSI Systems, Inc	42
1,164		Park Electrochemical Corp	33
143	*	PC Connection, Inc	1
2,432		Plantronics, Inc	89
2,133	*	Plexus Corp	74
4,570	*	Polycom, Inc	294
3,047	*	Power-One, Inc	25
7,309	*	Powerwave Technologies, Inc	22
581	*	Procera Networks, Inc	6
5,284	*	QLogic Corp	84
83,842		Qualcomm, Inc	4,761
11,444	*	Quantum Corp	38
1,782	*	Rackable Systems, Inc	31
1,200	*	Radisys Corp	9
717		Richardson Electronics Ltd	10
630		Rimage Corp	8
7,755	*	Riverbed Technology, Inc	307
1,445	*	Rofin-Sinar Technologies, Inc	49
1,014	*	Rogers Corp	47
11,904	*	SanDisk Corp	494

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,084	*	Sanmina-SCI Corp	$42
1,430	*	Scansource, Inc	54
1,902	*	SCM Microsystems, Inc	4
1,446	*	Seachange International, Inc	16
2,605	*	ShoreTel, Inc	27
3,071	*	Smart Modular Technologies WWH, Inc	28
11,025	*	Sonus Networks, Inc	36
2,145	*	STEC, Inc	36
954	*	Stratasys, Inc	32
1,355	*	Super Micro Computer, Inc	22
1,033		Sycamore Networks, Inc	23
2,360	*	Symmetricom, Inc	14
1,797	*	Synaptics, Inc	46
1,272	*	SYNNEX Corp	40
2,288	*	Tech Data Corp	112
2,804		Technitrol, Inc	12
3,400	*	Tekelec	31
18,322		Tellabs, Inc	84
6,200	*	Trimble Navigation Ltd	246
4,098	*	TTM Technologies, Inc	66
1,939	*	Universal Display Corp	68
1,758	*	Viasat, Inc	76
128	*	Viasystems Group, Inc	3
9,163	*	Vishay Intertechnology, Inc	138
654	*	Vishay Precision Group, Inc	11
2,690	*	Westell Technologies, Inc	10
11,793	*	Western Digital Corp	429
70,541		Xerox Corp	735
1,720	*	X-Rite, Inc	9
1,580	*	Xyratex Ltd	16
2,804	*	Zebra Technologies Corp (Class A)	118
1,176	*	Zygo Corp	16

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,923

TELECOMMUNICATION SERVICES - 2.8%
3,067	*	8x8, Inc	15
1,168		AboveNet, Inc	82
2,394		Alaska Communications Systems Group, Inc	21
20,057	*	American Tower Corp (Class A)	1,050
299,242		AT&T, Inc	9,399
490		Atlantic Tele-Network, Inc	19
662	*	Cbeyond Communications, Inc	9
30,280		CenturyTel, Inc	1,224
10,048	*	Cincinnati Bell, Inc	33
7,934	*	Clearwire Corp (Class A)	30
2,389	*	Cogent Communications Group, Inc	41
1,438		Consolidated Communications Holdings, Inc	28
14,997	*	Crown Castle International Corp	612
1,092	*	Fairpoint Communications, Inc	10
52,185		Frontier Communications Corp	421
2,090	*	General Communication, Inc (Class A)	25
2,003	*	Global Crossing Ltd	77
3,822	*	Globalstar, Inc	5
705	*	HickoryTech Corp	8
5,063	*	ICO Global Communications Holdings Ltd (Class A)	14
609		IDT Corp (Class B)	16
1,613	*	inContact, Inc	8
1,786	*	Iridium Communications, Inc	15
3,287	*	Leap Wireless International, Inc	53
87,859	*	Level 3 Communications, Inc	214
14,039	*	MetroPCS Communications, Inc	242
1,751	*	Neutral Tandem, Inc	31
8,600	*	NII Holdings, Inc (Class B)	364
1,514		NTELOS Holdings Corp	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,421	*	PAETEC Holding Corp	$31
3,214	*	Premiere Global Services, Inc	26
6,146	*	SBA Communications Corp (Class A)	235
854		Shenandoah Telecom Co	14
154,431	*	Sprint Nextel Corp	832
4,126		Telephone & Data Systems, Inc	128
1,746	*	Towerstream Corp	9
7,497	*	tw telecom inc (Class A)	154
432	*	US Cellular Corp	21
1,177		USA Mobility, Inc	18
142,954		Verizon Communications, Inc	5,322
7,062	*	Vonage Holdings Corp	31
25,751		Windstream Corp	334

		TOTAL TELECOMMUNICATION SERVICES	21,252

TRANSPORTATION - 2.0%
2,669	*	Air Transport Services Group, Inc	18
1,868	*	Alaska Air Group, Inc	128
2,122		Alexander & Baldwin, Inc	102
746		Allegiant Travel Co	37
407	*	Amerco, Inc	39
16,679	*	AMR Corp	90
1,342		Arkansas Best Corp	32
1,336	*	Atlas Air Worldwide Holdings, Inc	79
5,463	*	Avis Budget Group, Inc	93
684		Baltic Trading Ltd	4
1,483	*	Celadon Group, Inc	21
8,494		CH Robinson Worldwide, Inc	670
2,731		Con-Way, Inc	106
1,634		Copa Holdings S.A. (Class A)	109
55,723		CSX Corp	1,461
42,755	*	Delta Air Lines, Inc	392
1,521	*	Dollar Thrifty Automotive Group, Inc	112
2,567	*	Eagle Bulk Shipping, Inc	6
2,166	*	Excel Maritime Carriers Ltd	7
10,935		Expeditors International Washington, Inc	560
15,949		FedEx Corp	1,513
1,526		Forward Air Corp	51
1,322	*	Genco Shipping & Trading Ltd	10
2,045	*	Genesee & Wyoming, Inc (Class A)	120
2,405	*	Hawaiian Holdings, Inc	14
2,664		Heartland Express, Inc	44
12,337	*	Hertz Global Holdings, Inc	196
1,978	*	Hub Group, Inc (Class A)	74
357		International Shipholding Corp	7
4,679		J.B. Hunt Transport Services, Inc	220
12,519	*	JetBlue Airways Corp	76
5,349	*	Kansas City Southern Industries, Inc	317
2,711	*	Kirby Corp	154
3,018		Knight Transportation, Inc	51
2,387		Landstar System, Inc	111
952		Marten Transport Ltd	21
17,846		Norfolk Southern Corp	1,337
2,205	*	Old Dominion Freight Line	82
2,338	*	Pacer International, Inc	11
421	*	Park-Ohio Holdings Corp	9
309	*	Patriot Transportation Holding, Inc	7
748	*	Quality Distribution, Inc	10
1,080	*	RailAmerica, Inc	16
2,007	*	Republic Airways Holdings, Inc	11
437	*	Roadrunner Transportation Services Holdings, Inc	7
2,596		Ryder System, Inc	148
900	*	Saia, Inc	15
2,935		Skywest, Inc	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

40,590		Southwest Airlines Co	$464
804	*	Spirit Airlines, Inc	10
4,006	*	Swift Transportation Co, Inc	54
16,771	*	UAL Corp	379
931	*	Ultrapetrol Bahamas Ltd	5
24,782		Union Pacific Corp	2,587
36,458		United Parcel Service, Inc (Class B)	2,659
200	*	Universal Truckload Services, Inc	4
7,760	*	US Airways Group, Inc	69
5,514		UTI Worldwide, Inc	109
2,203		Werner Enterprises, Inc	55
512	*	Zipcar, Inc	11

		TOTAL TRANSPORTATION	15,148

UTILITIES - 3.4%
33,954	*	AES Corp	433
4,012		AGL Resources, Inc	163
1,612		Allete, Inc	66
5,609		Alliant Energy Corp	228
12,180		Ameren Corp	351
24,327		American Electric Power Co, Inc	917
980		American States Water Co	34
8,445		American Water Works Co, Inc	249
7,429		Aqua America, Inc	163
366		Artesian Resources Corp	7
3,383		Atlantic Power Corp	51
4,565		Atmos Energy Corp	152
2,915		Avista Corp	75
2,076		Black Hills Corp	63
727	*	Cadiz, Inc	8
2,026		California Water Service Group	38
18,309	*	Calpine Corp	295
20,864		Centerpoint Energy, Inc	404
616		Central Vermont Public Service Corp	22
779		CH Energy Group, Inc	42
551		Chesapeake Utilities Corp	22
2,955		Cleco Corp	103
12,756		CMS Energy Corp	251
518		Connecticut Water Service, Inc	13
14,375		Consolidated Edison, Inc	765
892		Consolidated Water Co, Inc	8
9,416		Constellation Energy Group, Inc	357
29,102		Dominion Resources, Inc	1,405
5,957		DPL, Inc	180
8,620		DTE Energy Co	431
66,825		Duke Energy Corp	1,258
5,930	*	Dynegy, Inc (Class A)	37
16,746		Edison International	649
2,116		El Paso Electric Co	68
2,106		Empire District Electric Co	40
8,997		Entergy Corp	614
33,467		Exelon Corp	1,434
21,176		FirstEnergy Corp	935
7,294		Great Plains Energy, Inc	151
4,806		Hawaiian Electric Industries, Inc	116
2,260		Idacorp, Inc	89
3,951		Integrys Energy Group, Inc	205
2,692		ITC Holdings Corp	193
1,170		Laclede Group, Inc	44
9,539		MDU Resources Group, Inc	215
1,177		MGE Energy, Inc	48
813		Middlesex Water Co	15
3,755		National Fuel Gas Co	273
2,008		New Jersey Resources Corp	90

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,233		NextEra Energy, Inc	$1,220
2,306		Nicor, Inc	126
14,649		NiSource, Inc	297
8,929		Northeast Utilities	314
1,384		Northwest Natural Gas Co	62
1,907		NorthWestern Corp	63
12,808	*	NRG Energy, Inc	315
5,227		NSTAR	240
12,419		NV Energy, Inc	191
4,951		OGE Energy Corp	249
5,388		Oneok, Inc	399
919		Ormat Technologies, Inc	20
1,956		Otter Tail Corp	41
233		Pennichuck Corp	7
11,870		Pepco Holdings, Inc	233
19,896		PG&E Corp	836
3,619		Piedmont Natural Gas Co, Inc	110
5,500		Pinnacle West Capital Corp	245
4,395		PNM Resources, Inc	74
3,801		Portland General Electric Co	96
29,175		PPL Corp	812
15,073		Progress Energy, Inc	724
25,675		Public Service Enterprise Group, Inc	838
8,950		Questar Corp	158
40,583	*	RRI Energy, Inc	157
5,822		SCANA Corp	229
12,103		Sempra Energy	640
678		SJW Corp	16
1,513		South Jersey Industries, Inc	82
42,028		Southern Co	1,697
2,406		Southwest Gas Corp	93
10,875		TECO Energy, Inc	205
5,632		UGI Corp	180
2,733		UIL Holdings Corp	88
1,902		Unisource Energy Corp	71
597		Unitil Corp	16
4,285		Vectren Corp	119
5,819		Westar Energy, Inc	157
2,570		WGL Holdings, Inc	99
11,738		Wisconsin Energy Corp	368
23,575		Xcel Energy, Inc	573
672		York Water Co	11

		TOTAL UTILITIES	26,241

		TOTAL COMMON STOCKS (Cost $546,056)	766,046

		TOTAL INVESTMENTS - 99.9% (Cost $546,056)	766,046
		OTHER ASSETS & LIABILITIES, NET - 0.1%	1,123

		NET ASSETS - 100.0%	$767,169

*	Non-income producing.

^	Amount represents less than $1,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 12, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 12, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 12, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer